UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-00816

AMERICAN CENTURY MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	1-31-2015

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
All Cap Growth Fund
January 31, 2015

All Cap Growth - Schedule of Investments
JANUARY 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.2%
Aerospace and Defense — 1.0%
Esterline Technologies Corp.(1)	99,301	11,130,649
Air Freight and Logistics — 1.7%
FedEx Corp.	105,980	17,922,278
Airlines — 0.8%
Spirit Airlines, Inc.(1)	123,646	9,167,115
Banks — 1.7%
Bank of America Corp.	329,743	4,995,606
East West Bancorp, Inc.	121,527	4,396,847
SVB Financial Group(1)	79,649	8,992,372
		18,384,825
Beverages — 3.2%
Boston Beer Co., Inc. (The), Class A(1)	10,112	3,180,426
Brown-Forman Corp., Class B	106,205	9,438,438
Constellation Brands, Inc., Class A(1)	196,777	21,734,020
		34,352,884
Biotechnology — 6.3%
Alexion Pharmaceuticals, Inc.(1)	55,096	10,095,791
Biogen Idec, Inc.(1)	41,431	16,123,288
Gilead Sciences, Inc.(1)	263,278	27,599,433
Regeneron Pharmaceuticals, Inc.(1)	21,175	8,822,775
Vertex Pharmaceuticals, Inc.(1)	52,794	5,814,731
		68,456,018
Capital Markets — 2.0%
Charles Schwab Corp. (The)	307,154	7,979,861
Morgan Stanley	402,950	13,623,739
		21,603,600
Chemicals — 2.0%
Monsanto Co.	185,283	21,859,688
Communications Equipment — 1.8%
Cisco Systems, Inc.	372,938	9,832,510
Motorola Solutions, Inc.	83,602	5,217,601
Palo Alto Networks, Inc.(1)	31,749	4,012,756
		19,062,867
Consumer Finance — 0.8%
Discover Financial Services	150,497	8,184,027
Distributors — 0.4%
LKQ Corp.(1)	150,505	3,884,534
Electrical Equipment — 0.7%
Acuity Brands, Inc.	47,989	7,193,071
Electronic Equipment, Instruments and Components — 0.2%
TE Connectivity Ltd.	34,239	2,273,127

Food and Staples Retailing — 2.9%
Costco Wholesale Corp.	141,259	20,198,625
United Natural Foods, Inc.(1)	51,161	3,953,722
Whole Foods Market, Inc.	134,098	6,985,835
		31,138,182
Food Products — 3.6%
Hain Celestial Group, Inc. (The)(1)	89,448	4,720,171
Hershey Co. (The)	97,828	9,999,000
Mondelez International, Inc., Class A	680,478	23,980,045
		38,699,216
Health Care Equipment and Supplies — 2.5%
Intuitive Surgical, Inc.(1)	14,195	7,019,144
Teleflex, Inc.	187,066	20,494,951
		27,514,095
Health Care Providers and Services — 4.0%
AmerisourceBergen Corp.	111,427	10,591,136
Catamaran Corp.(1)	119,915	5,984,958
HCA Holdings, Inc.(1)	66,075	4,678,110
McKesson Corp.	66,793	14,203,531
Team Health Holdings, Inc.(1)	155,737	8,051,603
		43,509,338
Hotels, Restaurants and Leisure — 3.0%
Chipotle Mexican Grill, Inc.(1)	11,416	8,103,534
La Quinta Holdings, Inc.(1)	79,379	1,613,775
Noodles & Co.(1)	140,903	3,621,207
Panera Bread Co., Class A(1)	36,283	6,235,596
Starbucks Corp.	140,698	12,315,296
		31,889,408
Household Durables — 0.4%
Harman International Industries, Inc.	31,699	4,109,141
Household Products — 0.7%
Procter & Gamble Co. (The)	90,172	7,600,598
Internet and Catalog Retail — 1.4%
Priceline Group, Inc. (The)(1)	9,743	9,835,364
TripAdvisor, Inc.(1)	72,903	4,885,230
		14,720,594
Internet Software and Services — 8.7%
Alibaba Group Holding Ltd. ADR(1)	45,133	4,020,448
CoStar Group, Inc.(1)	48,534	8,955,009
Facebook, Inc., Class A(1)	363,634	27,603,457
Google, Inc., Class A(1)	59,535	32,003,039
Google, Inc., Class C(1)	30,379	16,238,183
LinkedIn Corp., Class A(1)	23,653	5,315,775
		94,135,911
IT Services — 3.6%
Alliance Data Systems Corp.(1)	66,085	19,087,331
MasterCard, Inc., Class A	246,117	20,188,977
		39,276,308

Leisure Products — 0.6%
Polaris Industries, Inc.	43,400	6,275,206
Machinery — 3.4%
Flowserve Corp.	183,565	10,002,457
Ingersoll-Rand plc	200,148	13,289,827
Middleby Corp.(1)	141,000	13,397,820
		36,690,104
Media — 6.5%
Comcast Corp., Class A	645,835	34,322,901
Time Warner, Inc.	144,508	11,261,508
Twenty-First Century Fox, Inc.	749,593	24,856,504
		70,440,913
Multiline Retail — 1.3%
Dollar Tree, Inc.(1)	104,392	7,422,271
Target Corp.	83,262	6,128,916
		13,551,187
Oil, Gas and Consumable Fuels — 2.6%
Antero Resources Corp.(1)	201,658	6,987,450
Concho Resources, Inc.(1)	83,674	9,275,263
EOG Resources, Inc.	50,581	4,503,226
Pioneer Natural Resources Co.	51,458	7,745,973
		28,511,912
Pharmaceuticals — 5.3%
Actavis plc(1)	151,129	40,281,924
Pacira Pharmaceuticals, Inc.(1)	37,109	3,983,651
Zoetis, Inc.	293,298	12,532,623
		56,798,198
Professional Services — 1.2%
Nielsen NV	302,307	13,168,493
Real Estate Management and Development — 0.4%
Jones Lang LaSalle, Inc.	28,507	4,192,810
Road and Rail — 2.8%
Canadian Pacific Railway Ltd., New York Shares	122,691	21,430,437
Kansas City Southern	83,068	9,144,956
		30,575,393
Semiconductors and Semiconductor Equipment — 1.3%
Avago Technologies Ltd.	77,183	7,940,587
NXP Semiconductors NV(1)	82,037	6,508,816
		14,449,403
Software — 7.7%
Adobe Systems, Inc.(1)	120,609	8,458,309
Electronic Arts, Inc.(1)	957,945	52,552,863
Intuit, Inc.	162,903	14,143,238
Salesforce.com, Inc.(1)	147,940	8,351,213
		83,505,623
Specialty Retail — 5.2%
AutoZone, Inc.(1)	15,659	9,347,797
Home Depot, Inc. (The)	134,199	14,013,059
Lowe's Cos., Inc.	385,787	26,140,927

Signet Jewelers Ltd.	57,245	6,932,942
		56,434,725
Technology Hardware, Storage and Peripherals — 5.7%
Apple, Inc.	521,123	61,054,771
Textiles, Apparel and Luxury Goods — 0.6%
Kate Spade & Co.(1)	100,498	3,168,702
NIKE, Inc., Class B	35,928	3,314,358
		6,483,060
Wireless Telecommunication Services — 1.2%
SBA Communications Corp., Class A(1)	107,078	12,496,003
TOTAL COMMON STOCKS (Cost $764,923,237)		1,070,695,275
TEMPORARY CASH INVESTMENTS — 0.6%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% - 1.50%, 12/31/15 - 1/31/19, valued at $999,878), in a joint trading account at 0.04%, dated 1/30/15, due 2/2/15 (Delivery value $978,719)		978,716
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 11/15/23, valued at $4,026,919), at 0.00%, dated 1/30/15, due 2/2/15 (Delivery value $3,944,000)		3,944,000
State Street Institutional Liquid Reserves Fund, Premier Class	1,480,479	1,480,479
TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,403,195)		6,403,195
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $771,326,432)		1,077,098,470
OTHER ASSETS AND LIABILITIES — 0.2%		2,448,479
TOTAL NET ASSETS — 100.0%		$1,079,546,949

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	19,751,217	CAD	24,517,383	JPMorgan Chase Bank N.A.	2/27/15	464,008

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,070,695,275	—	—
Temporary Cash Investments	1,480,479	4,922,716	—
	1,072,175,754	4,922,716	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	464,008	—

3. Federal Tax Information

As of January 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$771,389,164
Gross tax appreciation of investments	$312,237,117
Gross tax depreciation of investments	(6,527,811)
Net tax appreciation (depreciation) of investments	$305,709,306

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Balanced Fund
January 31, 2015

Balanced - Schedule of Investments
JANUARY 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 58.4%
Aerospace and Defense — 2.4%
Boeing Co. (The)	15,199	2,209,479
Honeywell International, Inc.	61,982	6,059,360
Lockheed Martin Corp.	31,771	5,984,703
Teledyne Technologies, Inc.(1)	6,791	645,417
United Technologies Corp.	55,766	6,400,821
		21,299,780
Air Freight and Logistics — 0.7%
United Parcel Service, Inc., Class B	58,894	5,821,083
Airlines — 0.7%
Southwest Airlines Co.	132,839	6,001,666
Auto Components — 0.4%
Magna International, Inc.	39,967	3,837,631
Banks — 1.8%
Bank of America Corp.	291,669	4,418,785
BB&T Corp.	36,901	1,302,236
Citigroup, Inc.	7,360	345,552
First Horizon National Corp.	28,201	366,331
JPMorgan Chase & Co.	110,817	6,026,229
Wells Fargo & Co.	59,091	3,068,005
		15,527,138
Beverages — 0.6%
Coca-Cola Co. (The)	9,727	400,461
Dr Pepper Snapple Group, Inc.	59,433	4,592,388
		4,992,849
Biotechnology — 3.4%
Amgen, Inc.	53,273	8,111,347
Biogen Idec, Inc.(1)	19,500	7,588,620
Celgene Corp.(1)	48,762	5,810,480
Gilead Sciences, Inc.(1)	75,298	7,893,489
		29,403,936
Capital Markets — 1.3%
Ameriprise Financial, Inc.	17,137	2,141,097
Franklin Resources, Inc.	84,491	4,353,822
Morgan Stanley	68,020	2,299,756
T. Rowe Price Group, Inc.	11,285	888,355
Waddell & Reed Financial, Inc., Class A	46,086	2,060,505
		11,743,535
Chemicals — 2.5%
Albemarle Corp.	19,164	924,855
Cabot Corp.	54,813	2,324,619
Dow Chemical Co. (The)	119,869	5,413,284
E.I. du Pont de Nemours & Co.	81,325	5,791,153

Eastman Chemical Co.	34,916	2,475,195
LyondellBasell Industries NV, Class A	61,418	4,857,550
		21,786,656
Commercial Services and Supplies — 0.1%
Cintas Corp.	8,839	695,629
Communications Equipment — 1.7%
Cisco Systems, Inc.	305,149	8,045,254
QUALCOMM, Inc.	103,981	6,494,653
		14,539,907
Consumer Finance — 0.2%
Cash America International, Inc.	82,474	1,715,459
Containers and Packaging — 0.9%
Ball Corp.	64,605	4,091,435
Crown Holdings, Inc.(1)	5,223	231,431
Sonoco Products Co.	70,451	3,113,934
		7,436,800
Diversified Consumer Services — 0.5%
H&R Block, Inc.	132,923	4,556,600
Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc., Class B(1)	19,198	2,762,784
Voya Financial, Inc.	26,499	1,033,726
		3,796,510
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	118,682	3,907,012
Verizon Communications, Inc.	39,324	1,797,500
		5,704,512
Electric Utilities — 0.5%
Entergy Corp.	53,428	4,675,484
Electrical Equipment — 0.5%
Emerson Electric Co.	71,342	4,062,214
Energy Equipment and Services — 1.1%
National Oilwell Varco, Inc.	50,339	2,739,952
Schlumberger Ltd.	84,230	6,939,709
		9,679,661
Food and Staples Retailing — 0.9%
Wal-Mart Stores, Inc.	88,529	7,523,194
Food Products — 2.4%
Archer-Daniels-Midland Co.	112,732	5,256,693
Bunge Ltd.	43,735	3,915,595
ConAgra Foods, Inc.	51,443	1,822,626
Ingredion, Inc.	44,416	3,581,706
Pilgrim's Pride Corp.	89,003	2,416,431
Pinnacle Foods, Inc.	21,018	756,017
Sanderson Farms, Inc.	37,379	2,988,825
		20,737,893
Health Care Equipment and Supplies — 1.8%
Becton Dickinson and Co.	26,781	3,697,921
C.R. Bard, Inc.	7,215	1,233,981

Medtronic plc	90,608	6,469,411
St. Jude Medical, Inc.	66,673	4,391,751
		15,793,064
Health Care Providers and Services — 0.6%
Aetna, Inc.	55,905	5,133,197
Hotels, Restaurants and Leisure — 1.4%
Brinker International, Inc.	19,914	1,163,575
Chipotle Mexican Grill, Inc.(1)	4,133	2,933,769
Las Vegas Sands Corp.	40,636	2,209,379
Royal Caribbean Cruises Ltd.	21,383	1,615,486
SeaWorld Entertainment, Inc.	37,439	655,557
Wyndham Worldwide Corp.	47,902	4,013,708
		12,591,474
Household Products — 1.5%
Energizer Holdings, Inc.	37,340	4,779,894
Kimberly-Clark Corp.	47,295	5,105,968
Procter & Gamble Co. (The)	30,181	2,543,957
Spectrum Brands Holdings, Inc.	11,880	1,065,398
		13,495,217
Industrial Conglomerates — 1.4%
3M Co.	42,590	6,912,357
Danaher Corp.	28,145	2,318,585
General Electric Co.	139,439	3,331,198
		12,562,140
Insurance — 2.0%
American International Group, Inc.	114,433	5,592,341
Amtrust Financial Services, Inc.	76,749	3,885,034
Aspen Insurance Holdings Ltd.	63,540	2,752,553
Hanover Insurance Group, Inc. (The)	48,820	3,368,580
RenaissanceRe Holdings Ltd.	16,188	1,548,058
		17,146,566
Internet and Catalog Retail — 0.7%
Expedia, Inc.	19,802	1,701,586
Priceline Group, Inc. (The)(1)	4,318	4,358,935
		6,060,521
Internet Software and Services — 1.3%
eBay, Inc.(1)	106,196	5,628,388
Google, Inc., Class A(1)	9,831	5,284,654
		10,913,042
IT Services — 1.4%
Accenture plc, Class A	27,328	2,296,372
Amdocs Ltd.	53,897	2,596,757
International Business Machines Corp.	50,503	7,742,615
		12,635,744
Life Sciences Tools and Services — 0.1%
Bio-Rad Laboratories, Inc., Class A(1)	4,418	505,728
Machinery — 1.4%
Caterpillar, Inc.	63,409	5,070,818
Parker-Hannifin Corp.	37,159	4,327,537

Stanley Black & Decker, Inc.	32,884	3,079,587
		12,477,942
Media — 0.7%
Cablevision Systems Corp., Class A	49,889	943,900
Comcast Corp., Class A	23,325	1,239,607
DIRECTV(1)	7,427	633,375
Omnicom Group, Inc.	16,933	1,232,722
Viacom, Inc., Class B	34,210	2,203,808
Walt Disney Co. (The)	3,197	290,799
		6,544,211
Multiline Retail — 1.5%
Big Lots, Inc.	20,211	927,887
Dillard's, Inc., Class A	29,907	3,397,435
Kohl's Corp.	58,796	3,511,297
Macy's, Inc.	78,245	4,998,291
		12,834,910
Oil, Gas and Consumable Fuels — 2.7%
Chevron Corp.	16,241	1,665,190
ConocoPhillips	23,845	1,501,758
EOG Resources, Inc.	58,818	5,236,567
Exxon Mobil Corp.	78,973	6,903,820
Marathon Petroleum Corp.	22,460	2,079,571
Tesoro Corp.	9,096	743,416
Valero Energy Corp.	98,267	5,196,359
		23,326,681
Pharmaceuticals — 4.4%
AbbVie, Inc.	116,304	7,018,946
Johnson & Johnson	118,393	11,855,875
Merck & Co., Inc.	150,052	9,045,135
Mylan, Inc.(1)	11,229	596,821
Pfizer, Inc.	312,015	9,750,469
		38,267,246
Professional Services — 0.3%
Manpowergroup, Inc.	35,442	2,583,013
Real Estate Investment Trusts (REITs) — 1.9%
Corrections Corp. of America	10,802	424,735
Crown Castle International Corp.	22,091	1,911,092
Equity Lifestyle Properties, Inc.	4,021	220,069
Geo Group, Inc. (The)	21,447	933,373
Hospitality Properties Trust	74,385	2,424,207
Host Hotels & Resorts, Inc.	192,213	4,399,756
LaSalle Hotel Properties	64,730	2,618,976
Post Properties, Inc.	7,392	449,064
Potlatch Corp.	20,230	806,368
Rayonier, Inc.	78,858	2,314,482
		16,502,122
Semiconductors and Semiconductor Equipment — 2.1%
Broadcom Corp., Class A	116,623	4,948,897
Intel Corp.	276,400	9,132,256

Texas Instruments, Inc.	80,914	4,324,853
		18,406,006
Software — 2.9%
Microsoft Corp.	319,953	12,926,101
Oracle Corp.	199,588	8,360,742
Symantec Corp.	45,056	1,116,037
Synopsys, Inc.(1)	76,609	3,293,421
		25,696,301
Specialty Retail — 1.1%
Bed Bath & Beyond, Inc.(1)	34,742	2,597,659
Foot Locker, Inc.	73,807	3,928,009
Lowe's Cos., Inc.	50,088	3,393,963
		9,919,631
Technology Hardware, Storage and Peripherals — 3.2%
Apple, Inc.	133,015	15,584,037
EMC Corp.	86,448	2,241,597
Hewlett-Packard Co.	169,554	6,125,986
Western Digital Corp.	44,995	4,374,864
		28,326,484
Thrifts and Mortgage Finance — 0.3%
EverBank Financial Corp.	104,093	1,816,423
Nationstar Mortgage Holdings, Inc.(1)	31,804	817,681
		2,634,104
TOTAL COMMON STOCKS (Cost $427,327,486)		509,893,481
CORPORATE BONDS — 11.8%
Aerospace and Defense — 0.1%
Lockheed Martin Corp., 4.25%, 11/15/19	250,000	276,478
Raytheon Co., 2.50%, 12/15/22	210,000	211,441
United Technologies Corp., 6.05%, 6/1/36	250,000	352,783
United Technologies Corp., 5.70%, 4/15/40	120,000	161,043
United Technologies Corp., 4.50%, 6/1/42	30,000	35,137
		1,036,882
Auto Components†
Schaeffler Finance BV, 4.25%, 5/15/21(2)	200,000	199,000
Tenneco, Inc., 6.875%, 12/15/20	100,000	106,250
		305,250
Automobiles — 0.3%
American Honda Finance Corp., 1.50%, 9/11/17(2)	70,000	70,707
American Honda Finance Corp., 2.125%, 10/10/18	150,000	153,393
Daimler Finance North America LLC, 1.30%, 7/31/15(2)	200,000	200,811
Daimler Finance North America LLC, 2.625%, 9/15/16(2)	210,000	215,637
Ford Motor Co., 4.75%, 1/15/43	70,000	78,796
Ford Motor Credit Co. LLC, 2.15%, 1/9/18	200,000	202,625
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	250,000	273,743
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	150,000	188,712
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	440,000	521,839
General Motors Co., 5.00%, 4/1/35	90,000	97,683
General Motors Financial Co., Inc., 3.25%, 5/15/18	150,000	152,625

Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(2)	150,000	154,219
		2,310,790
Banks — 1.8%
Bank of America Corp., 4.50%, 4/1/15	260,000	261,652
Bank of America Corp., 3.75%, 7/12/16	400,000	414,623
Bank of America Corp., 6.50%, 8/1/16	480,000	517,016
Bank of America Corp., 5.75%, 12/1/17	360,000	399,883
Bank of America Corp., 5.625%, 7/1/20	110,000	127,828
Bank of America Corp., 5.70%, 1/24/22	220,000	259,480
Bank of America Corp., 4.10%, 7/24/23	70,000	75,936
Bank of America Corp., MTN, 4.00%, 4/1/24	220,000	237,663
Bank of America Corp., MTN, 4.20%, 8/26/24	380,000	395,770
Bank of America Corp., MTN, 4.00%, 1/22/25	300,000	306,665
Bank of America Corp., MTN, 5.00%, 1/21/44	110,000	131,338
Bank of America N.A., 5.30%, 3/15/17	870,000	936,351
Bank of Nova Scotia, 2.55%, 1/12/17	150,000	154,771
Barclays Bank plc, 5.14%, 10/14/20	200,000	224,690
Barclays Bank plc, 3.75%, 5/15/24	200,000	216,007
BB&T Corp., MTN, 3.20%, 3/15/16	170,000	174,235
BB&T Corp., MTN, 2.05%, 6/19/18	100,000	101,581
BPCE SA, 5.15%, 7/21/24(2)	200,000	215,004
Branch Banking & Trust Co., 3.80%, 10/30/26	130,000	139,949
Capital One Financial Corp., 1.00%, 11/6/15	90,000	90,204
Citigroup, Inc., 4.45%, 1/10/17	100,000	105,984
Citigroup, Inc., 5.50%, 2/15/17	90,000	97,032
Citigroup, Inc., 1.75%, 5/1/18	710,000	710,798
Citigroup, Inc., 4.50%, 1/14/22	560,000	628,841
Citigroup, Inc., 4.05%, 7/30/22	70,000	73,882
Citigroup, Inc., 3.75%, 6/16/24	680,000	717,892
Citigroup, Inc., 6.00%, 10/31/33	120,000	143,823
Citigroup, Inc., 5.30%, 5/6/44	80,000	91,574
Commerzbank AG, 8.125%, 9/19/23(2)	200,000	239,250
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	430,000	469,806
Fifth Third Bancorp, 4.30%, 1/16/24	110,000	119,624
Fifth Third Bank, 2.875%, 10/1/21	250,000	257,841
HBOS plc, MTN, 6.75%, 5/21/18(2)	200,000	225,617
HSBC Holdings plc, 5.10%, 4/5/21	230,000	266,262
HSBC Holdings plc, 4.00%, 3/30/22	90,000	98,417
Intesa Sanpaolo SpA, 5.02%, 6/26/24(2)	230,000	236,781
JPMorgan Chase & Co., 6.00%, 1/15/18	520,000	584,262
JPMorgan Chase & Co., 4.625%, 5/10/21	460,000	516,983
JPMorgan Chase & Co., 3.25%, 9/23/22	220,000	227,511
JPMorgan Chase & Co., 3.625%, 5/13/24	570,000	600,961
JPMorgan Chase & Co., 3.875%, 9/10/24	220,000	227,837
JPMorgan Chase Bank N.A., 5.875%, 6/13/16	250,000	266,311
KeyCorp, MTN, 2.30%, 12/13/18	220,000	224,217
KFW, 2.00%, 6/1/16	260,000	265,587
KFW, 2.00%, 10/4/22	300,000	308,314
Royal Bank of Scotland Group plc, 6.125%, 12/15/22	230,000	259,692

Royal Bank of Scotland plc (The), 4.375%, 3/16/16	250,000	259,472
Standard Chartered plc, 3.95%, 1/11/23(2)	200,000	200,254
SunTrust Banks, Inc., 3.60%, 4/15/16	50,000	51,595
U.S. Bancorp, 3.44%, 2/1/16	120,000	121,940
U.S. Bancorp, MTN, 3.00%, 3/15/22	110,000	115,111
U.S. Bancorp, MTN, 2.95%, 7/15/22	60,000	61,558
U.S. Bancorp, MTN, 3.60%, 9/11/24	270,000	285,717
US Bank N.A., 2.80%, 1/27/25	250,000	256,080
Wells Fargo & Co., 3.68%, 6/15/16	140,000	145,539
Wells Fargo & Co., 5.625%, 12/11/17	20,000	22,367
Wells Fargo & Co., 4.125%, 8/15/23	200,000	215,403
Wells Fargo & Co., MTN, 2.10%, 5/8/17	20,000	20,439
Wells Fargo & Co., MTN, 4.60%, 4/1/21	450,000	511,035
Wells Fargo & Co., MTN, 4.10%, 6/3/26	210,000	223,091
Wells Fargo & Co., MTN, 4.65%, 11/4/44	80,000	88,858
		15,924,204
Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	460,000	565,011
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	460,000	461,838
Coca-Cola Co. (The), 1.80%, 9/1/16	180,000	183,710
Pernod-Ricard SA, 2.95%, 1/15/17(2)	180,000	185,604
		1,396,163
Biotechnology — 0.2%
Amgen, Inc., 2.125%, 5/15/17	180,000	183,591
Amgen, Inc., 4.10%, 6/15/21	100,000	109,434
Amgen, Inc., 5.375%, 5/15/43	250,000	309,548
Celgene Corp., 3.25%, 8/15/22	190,000	196,803
Celgene Corp., 3.625%, 5/15/24	300,000	318,128
Gilead Sciences, Inc., 4.40%, 12/1/21	220,000	250,197
		1,367,701
Capital Markets — 0.4%
Ameriprise Financial, Inc., 4.00%, 10/15/23	140,000	153,101
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	370,000	416,132
Jefferies Group, Inc., 5.125%, 4/13/18	110,000	116,546
Morgan Stanley, 2.65%, 1/27/20	90,000	91,516
Morgan Stanley, 3.70%, 10/23/24	150,000	158,649
Morgan Stanley, 5.00%, 11/24/25	610,000	674,292
Morgan Stanley, MTN, 6.625%, 4/1/18	690,000	789,485
Morgan Stanley, MTN, 5.625%, 9/23/19	870,000	998,137
		3,397,858
Chemicals — 0.2%
Ashland, Inc., 4.75%, 8/15/22	210,000	214,620
Dow Chemical Co. (The), 2.50%, 2/15/16	110,000	111,945
Dow Chemical Co. (The), 4.25%, 11/15/20	100,000	110,981
Eastman Chemical Co., 2.70%, 1/15/20	210,000	215,200
Eastman Chemical Co., 3.60%, 8/15/22	198,000	208,093
Ecolab, Inc., 4.35%, 12/8/21	250,000	279,689
LyondellBasell Industries NV, 5.00%, 4/15/19	200,000	221,649
Mosaic Co. (The), 4.25%, 11/15/23	140,000	154,543

Mosaic Co. (The), 5.625%, 11/15/43	120,000	149,351
		1,666,071
Commercial Services and Supplies — 0.1%
Clean Harbors, Inc., 5.25%, 8/1/20	180,000	182,700
Covanta Holding Corp., 5.875%, 3/1/24	150,000	155,063
Pitney Bowes, Inc., 4.625%, 3/15/24	160,000	170,340
Republic Services, Inc., 3.55%, 6/1/22	220,000	234,141
		742,244
Communications Equipment — 0.1%
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	260,000	266,951
Cisco Systems, Inc., 5.90%, 2/15/39	130,000	174,157
		441,108
Construction Materials†
Owens Corning, 4.20%, 12/15/22	160,000	167,747
Consumer Finance — 0.4%
American Express Centurion Bank, MTN, 6.00%, 9/13/17	250,000	279,522
American Express Co., 1.55%, 5/22/18	220,000	220,536
American Express Credit Corp., 1.30%, 7/29/16	180,000	181,287
Capital One Bank USA N.A., 2.30%, 6/5/19	250,000	252,530
Capital One Bank USA N.A., 3.375%, 2/15/23	250,000	255,194
CIT Group, Inc., 4.25%, 8/15/17	470,000	476,956
CIT Group, Inc., 5.00%, 8/15/22	90,000	94,838
Discover Bank, 2.00%, 2/21/18	250,000	251,965
Equifax, Inc., 3.30%, 12/15/22	140,000	143,600
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	420,000	435,488
John Deere Capital Corp., MTN, 3.15%, 10/15/21	100,000	105,723
PNC Bank N.A., 6.00%, 12/7/17	290,000	325,185
Synchrony Financial, 3.00%, 8/15/19	90,000	92,418
		3,115,242
Containers and Packaging — 0.1%
Ball Corp., 6.75%, 9/15/20	120,000	125,280
Ball Corp., 4.00%, 11/15/23	180,000	178,875
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	210,000	211,050
Rock-Tenn Co., 3.50%, 3/1/20	140,000	145,478
Rock-Tenn Co., 4.00%, 3/1/23	240,000	254,380
		915,063
Diversified Consumer Services†
Catholic Health Initiatives, 1.60%, 11/1/17	45,000	45,072
Catholic Health Initiatives, 2.95%, 11/1/22	110,000	111,669
Johns Hopkins University, 4.08%, 7/1/53	45,000	51,466
University of Notre Dame du Lac, 3.44%, 2/15/45	130,000	136,611
		344,818
Diversified Financial Services — 0.8%
Ally Financial, Inc., 2.75%, 1/30/17	340,000	339,150
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	140,000	157,870
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	90,000	94,843
Berkshire Hathaway, Inc., 4.50%, 2/11/43	220,000	260,435
Deutsche Bank AG, VRN, 4.30%, 5/24/23	200,000	200,004
General Electric Capital Corp., 5.30%, 2/11/21	40,000	46,648

General Electric Capital Corp., MTN, 2.30%, 4/27/17	420,000	432,625
General Electric Capital Corp., MTN, 5.625%, 9/15/17	490,000	545,291
General Electric Capital Corp., MTN, 6.00%, 8/7/19	870,000	1,030,441
General Electric Capital Corp., MTN, 4.65%, 10/17/21	120,000	138,053
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18	330,000	336,668
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	530,000	547,946
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	460,000	545,698
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24	300,000	321,936
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25	90,000	92,691
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	260,000	343,037
Goldman Sachs Group, Inc. (The), MTN, 5.375%, 3/15/20	110,000	126,085
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44	160,000	182,745
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 3.50%, 3/15/17	150,000	150,562
UBS AG (Stamford Branch), 5.875%, 12/20/17	321,000	359,971
Voya Financial, Inc., 5.50%, 7/15/22	180,000	209,219
Voya Financial, Inc., 5.70%, 7/15/43	160,000	203,736
		6,665,654
Diversified Telecommunication Services — 0.6%
AT&T, Inc., 2.625%, 12/1/22	290,000	287,339
AT&T, Inc., 6.55%, 2/15/39	287,000	369,403
AT&T, Inc., 4.30%, 12/15/42	130,000	130,645
British Telecommunications plc, 5.95%, 1/15/18	480,000	539,813
CenturyLink, Inc., 6.00%, 4/1/17	60,000	64,425
CenturyLink, Inc., Series Q, 6.15%, 9/15/19	140,000	151,900
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(2)	250,000	255,165
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	210,000	246,384
Frontier Communications Corp., 8.25%, 4/15/17	160,000	177,600
Orange SA, 4.125%, 9/14/21	210,000	232,288
Telecom Italia Capital SA, 7.00%, 6/4/18	240,000	270,000
Telecom Italia Capital SA, 6.00%, 9/30/34	120,000	123,900
Telefonica Emisiones SAU, 5.46%, 2/16/21	100,000	115,945
Verizon Communications, Inc., 3.65%, 9/14/18	480,000	511,098
Verizon Communications, Inc., 3.50%, 11/1/21	130,000	135,876
Verizon Communications, Inc., 5.15%, 9/15/23	350,000	402,270
Verizon Communications, Inc., 5.05%, 3/15/34	570,000	647,845
Verizon Communications, Inc., 4.75%, 11/1/41	150,000	162,812
Verizon Communications, Inc., 6.55%, 9/15/43	140,000	191,157
Verizon Communications, Inc., 4.86%, 8/21/46(2)	250,000	276,716
Verizon Communications, Inc., 5.01%, 8/21/54(2)	139,000	153,219
Windstream Corp., 7.875%, 11/1/17	60,000	64,950
		5,510,750
Electrical Equipment†
Belden, Inc., 5.25%, 7/15/24(2)	180,000	174,600
Electronic Equipment, Instruments and Components†
Jabil Circuit, Inc., 7.75%, 7/15/16	200,000	216,000
Jabil Circuit, Inc., 5.625%, 12/15/20	50,000	54,125
		270,125
Energy Equipment and Services — 0.1%
Ensco plc, 4.70%, 3/15/21	270,000	272,700

Schlumberger Investment SA, 3.65%, 12/1/23	170,000	185,802
Transocean, Inc., 5.05%, 12/15/16	40,000	39,517
Transocean, Inc., 2.50%, 10/15/17	100,000	87,774
Transocean, Inc., 6.50%, 11/15/20	70,000	58,692
Weatherford International Ltd., 4.50%, 4/15/22	130,000	109,041
		753,526
Food and Staples Retailing — 0.2%
CVS Health Corp., 2.75%, 12/1/22	170,000	173,496
Delhaize Group SA, 4.125%, 4/10/19	175,000	186,044
Delhaize Group SA, 5.70%, 10/1/40	90,000	100,315
Kroger Co. (The), 6.40%, 8/15/17	200,000	224,272
Kroger Co. (The), 3.30%, 1/15/21	270,000	283,486
Sysco Corp., 3.50%, 10/2/24	220,000	230,787
Target Corp., 3.50%, 7/1/24	210,000	227,214
Wal-Mart Stores, Inc., 2.55%, 4/11/23	50,000	51,118
Wal-Mart Stores, Inc., 5.625%, 4/15/41	110,000	149,658
Wal-Mart Stores, Inc., 4.30%, 4/22/44	390,000	452,508
		2,078,898
Food Products — 0.1%
Kellogg Co., 4.45%, 5/30/16	200,000	209,215
Kraft Foods Group, Inc., 5.00%, 6/4/42	220,000	250,421
Mondelez International, Inc., 4.00%, 2/1/24	220,000	239,622
Mondelez International, Inc., 6.50%, 2/9/40	97,000	133,791
Tyson Foods, Inc., 4.50%, 6/15/22	180,000	201,947
		1,034,996
Gas Utilities — 0.6%
Access Midstream Partners LP / ACMP Finance Corp., 5.875%, 4/15/21	330,000	347,325
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	210,000	241,139
Enbridge Energy Partners LP, 6.50%, 4/15/18	130,000	147,059
Enbridge Energy Partners LP, 5.20%, 3/15/20	100,000	111,156
Enbridge, Inc., 4.50%, 6/10/44	120,000	111,347
Energy Transfer Equity LP, 7.50%, 10/15/20	150,000	167,655
Energy Transfer Partners LP, 4.15%, 10/1/20	200,000	211,096
Energy Transfer Partners LP, 3.60%, 2/1/23	160,000	160,532
Energy Transfer Partners LP, 6.50%, 2/1/42	180,000	216,721
Enterprise Products Operating LLC, 3.70%, 6/1/15	150,000	151,307
Enterprise Products Operating LLC, 6.30%, 9/15/17	300,000	335,499
Enterprise Products Operating LLC, 4.85%, 3/15/44	390,000	433,421
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	140,000	152,702
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	170,000	174,124
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	170,000	198,642
Kinder Morgan, Inc., 7.25%, 6/1/18	150,000	170,155
Kinder Morgan, Inc., 4.30%, 6/1/25	80,000	83,862
Magellan Midstream Partners LP, 6.55%, 7/15/19	150,000	176,869
Magellan Midstream Partners LP, 5.15%, 10/15/43	80,000	92,207
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 6.75%, 11/1/20	60,000	63,300
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 6.50%, 8/15/21	90,000	94,950
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.875%, 12/1/24	130,000	131,300
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	310,000	320,539

Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	330,000	327,256
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	210,000	197,400
TransCanada PipeLines Ltd., 2.50%, 8/1/22	200,000	195,826
Williams Cos., Inc. (The), 3.70%, 1/15/23	50,000	45,149
Williams Cos., Inc. (The), 5.75%, 6/24/44	90,000	77,950
Williams Partners LP, 4.125%, 11/15/20	200,000	210,007
Williams Partners LP, 5.40%, 3/4/44	240,000	245,359
		5,591,854
Health Care Equipment and Supplies — 0.1%
Baxter International, Inc., 3.20%, 6/15/23	80,000	82,186
Becton Dickinson and Co., 3.73%, 12/15/24	360,000	385,005
Medtronic, Inc., 2.50%, 3/15/20(2)	130,000	133,912
Medtronic, Inc., 2.75%, 4/1/23	200,000	203,482
Medtronic, Inc., 3.50%, 3/15/25(2)	180,000	191,508
Medtronic, Inc., 4.375%, 3/15/35(2)	150,000	167,245
		1,163,338
Health Care Providers and Services — 0.2%
Aetna, Inc., 2.75%, 11/15/22	130,000	132,031
CHS / Community Health Systems, Inc., 5.125%, 8/15/18	240,000	249,120
Express Scripts Holding Co., 2.65%, 2/15/17	510,000	524,532
Express Scripts Holding Co., 7.25%, 6/15/19	170,000	207,191
HCA, Inc., 3.75%, 3/15/19	310,000	313,875
NYU Hospitals Center, 4.43%, 7/1/42	90,000	97,017
UnitedHealth Group, Inc., 2.875%, 3/15/23	130,000	135,200
Universal Health Services, Inc., 7.125%, 6/30/16	160,000	171,200
Universal Health Services, Inc., 4.75%, 8/1/22(2)	130,000	133,575
		1,963,741
Hotels, Restaurants and Leisure — 0.1%
McDonald's Corp., MTN, 3.25%, 6/10/24	200,000	211,904
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	160,000	171,600
Wyndham Worldwide Corp., 2.95%, 3/1/17	110,000	112,758
		496,262
Household Durables — 0.1%
D.R. Horton, Inc., 3.625%, 2/15/18	270,000	273,712
D.R. Horton, Inc., 5.75%, 8/15/23	110,000	118,525
Lennar Corp., 4.75%, 12/15/17	210,000	216,563
Lennar Corp., 4.50%, 6/15/19	160,000	161,800
MDC Holdings, Inc., 5.50%, 1/15/24	140,000	135,800
Toll Brothers Finance Corp., 6.75%, 11/1/19	100,000	112,750
TRI Pointe Holdings, Inc., 4.375%, 6/15/19(2)	100,000	95,625
		1,114,775
Industrial Conglomerates — 0.1%
General Electric Co., 5.25%, 12/6/17	230,000	256,707
General Electric Co., 2.70%, 10/9/22	210,000	216,315
General Electric Co., 4.125%, 10/9/42	130,000	144,470
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24	170,000	175,104
		792,596
Insurance — 0.4%
Allstate Corp. (The), VRN, 5.75%, 8/15/23	90,000	95,850

American International Group, Inc., 4.875%, 6/1/22	550,000	633,308
American International Group, Inc., 4.50%, 7/16/44	120,000	132,560
American International Group, Inc., MTN, 5.85%, 1/16/18	210,000	236,778
American International Group, Inc., VRN, 8.18%, 5/15/38	80,000	110,000
Hartford Financial Services Group, Inc. (The), 5.125%, 4/15/22	220,000	255,599
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36	50,000	66,193
Liberty Mutual Group, Inc., 4.95%, 5/1/22(2)	60,000	67,020
Liberty Mutual Group, Inc., 4.85%, 8/1/44(2)	210,000	231,103
Lincoln National Corp., 6.25%, 2/15/20	160,000	189,537
Markel Corp., 4.90%, 7/1/22	190,000	215,695
Markel Corp., 3.625%, 3/30/23	100,000	104,852
MetLife, Inc., 1.76%, 12/15/17	90,000	91,190
MetLife, Inc., 4.125%, 8/13/42	110,000	118,046
MetLife, Inc., 4.875%, 11/13/43	50,000	60,406
Metropolitan Life Global Funding I, 3.00%, 1/10/23(2)	200,000	206,267
Principal Financial Group, Inc., 3.30%, 9/15/22	70,000	72,234
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	70,000	81,256
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	220,000	279,507
Prudential Financial, Inc., MTN, 4.60%, 5/15/44	190,000	214,195
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(2)	120,000	129,109
Travelers Cos., Inc. (The), 4.60%, 8/1/43	100,000	121,599
WR Berkley Corp., 4.625%, 3/15/22	130,000	143,606
WR Berkley Corp., 4.75%, 8/1/44	90,000	101,305
		3,957,215
Internet Software and Services — 0.1%
Alibaba Group Holding Ltd., 3.125%, 11/28/21(2)	200,000	202,944
Netflix, Inc., 5.375%, 2/1/21	200,000	208,000
Netflix, Inc., 5.75%, 3/1/24(2)	40,000	41,600
		452,544
IT Services — 0.1%
Fidelity National Information Services, Inc., 1.45%, 6/5/17	150,000	149,948
Fidelity National Information Services, Inc., 5.00%, 3/15/22	100,000	106,207
Fidelity National Information Services, Inc., 3.50%, 4/15/23	110,000	112,759
Xerox Corp., 2.95%, 3/15/17	80,000	82,709
		451,623
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	150,000	159,488
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	80,000	83,363
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24	180,000	198,132
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	150,000	186,603
		627,586
Machinery — 0.1%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	220,000	226,149
Deere & Co., 5.375%, 10/16/29	200,000	254,996
Oshkosh Corp., 5.375%, 3/1/22	290,000	298,700
		779,845
Media — 0.7%
21st Century Fox America, Inc., 3.00%, 9/15/22	240,000	247,412
21st Century Fox America, Inc., 6.90%, 8/15/39	150,000	218,068

21st Century Fox America, Inc., 4.75%, 9/15/44	190,000	225,783
CBS Corp., 3.50%, 1/15/25	170,000	174,784
CBS Corp., 4.85%, 7/1/42	60,000	65,542
Comcast Corp., 5.90%, 3/15/16	339,000	359,170
Comcast Corp., 6.40%, 5/15/38	310,000	439,288
Comcast Corp., 4.75%, 3/1/44	160,000	194,008
DirecTV Holdings LLC / DirecTV Financing Co., Inc., 5.00%, 3/1/21	250,000	280,894
DirecTV Holdings LLC / DirecTV Financing Co., Inc., 4.45%, 4/1/24	120,000	130,768
Discovery Communications LLC, 5.625%, 8/15/19	90,000	102,513
Discovery Communications LLC, 3.25%, 4/1/23	100,000	101,065
DISH DBS Corp., 7.125%, 2/1/16	50,000	52,625
Embarq Corp., 8.00%, 6/1/36	120,000	138,900
Gannett Co., Inc., 5.125%, 7/15/20	330,000	341,550
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	160,000	168,489
Lamar Media Corp., 5.375%, 1/15/24	180,000	187,650
NBCUniversal Media LLC, 5.15%, 4/30/20	90,000	104,322
NBCUniversal Media LLC, 4.375%, 4/1/21	380,000	427,112
NBCUniversal Media LLC, 2.875%, 1/15/23	120,000	123,654
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)	160,000	161,200
Omnicom Group, Inc., 3.625%, 5/1/22	50,000	52,985
Scripps Networks Interactive, Inc., 2.75%, 11/15/19	110,000	113,131
Time Warner Cable, Inc., 6.75%, 7/1/18	130,000	150,575
Time Warner Cable, Inc., 5.50%, 9/1/41	70,000	83,989
Time Warner Cable, Inc., 4.50%, 9/15/42	160,000	172,200
Time Warner, Inc., 4.70%, 1/15/21	140,000	157,662
Time Warner, Inc., 7.70%, 5/1/32	200,000	295,732
Time Warner, Inc., 5.375%, 10/15/41	100,000	120,400
Time Warner, Inc., 5.35%, 12/15/43	120,000	145,261
Viacom, Inc., 4.50%, 3/1/21	110,000	121,412
Viacom, Inc., 3.125%, 6/15/22	190,000	190,295
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	130,000	131,666
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	110,000	125,858
		6,105,963
Metals and Mining — 0.2%
Barrick North America Finance LLC, 4.40%, 5/30/21	230,000	239,780
Barrick North America Finance LLC, 5.75%, 5/1/43	70,000	75,181
Glencore Finance Canada Ltd., 4.95%, 11/15/21(2)	110,000	117,424
Newmont Mining Corp., 6.25%, 10/1/39	80,000	84,748
Southern Copper Corp., 5.25%, 11/8/42	100,000	90,500
Steel Dynamics, Inc., 6.125%, 8/15/19	157,000	167,205
Steel Dynamics, Inc., 7.625%, 3/15/20	140,000	146,475
Teck Resources Ltd., 3.15%, 1/15/17	110,000	110,797
Vale Overseas Ltd., 5.625%, 9/15/19	310,000	330,094
Vale Overseas Ltd., 4.625%, 9/15/20	260,000	260,601
Vale SA, 5.625%, 9/11/42	40,000	35,442
		1,658,247
Multi-Utilities — 0.6%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	160,000	168,535
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	70,000	73,941

CMS Energy Corp., 8.75%, 6/15/19	180,000	228,991
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	150,000	164,727
Constellation Energy Group, Inc., 5.15%, 12/1/20	220,000	251,796
Consumers Energy Co., 2.85%, 5/15/22	50,000	51,847
Consumers Energy Co., 3.375%, 8/15/23	50,000	53,577
Dominion Resources, Inc., 6.40%, 6/15/18	190,000	218,949
Dominion Resources, Inc., 2.75%, 9/15/22	210,000	212,292
Dominion Resources, Inc., 3.625%, 12/1/24	160,000	169,767
Dominion Resources, Inc., 4.90%, 8/1/41	130,000	155,234
Dominion Resources, Inc., VRN, 7.50%, 6/30/16	120,000	124,477
DPL, Inc., 6.50%, 10/15/16	44,000	46,310
Duke Energy Corp., 1.625%, 8/15/17	150,000	151,641
Duke Energy Corp., 3.55%, 9/15/21	90,000	97,150
Duke Energy Florida, Inc., 6.35%, 9/15/37	110,000	162,051
Duke Energy Florida, Inc., 3.85%, 11/15/42	220,000	242,351
Duke Energy Progress, Inc., 4.15%, 12/1/44	130,000	151,432
Edison International, 3.75%, 9/15/17	130,000	138,349
Exelon Generation Co. LLC, 4.25%, 6/15/22	120,000	128,604
Exelon Generation Co. LLC, 5.60%, 6/15/42	70,000	82,301
FirstEnergy Corp., 2.75%, 3/15/18	135,000	138,312
FirstEnergy Corp., 4.25%, 3/15/23	260,000	276,005
Georgia Power Co., 4.30%, 3/15/42	70,000	81,112
IPALCO Enterprises, Inc., 5.00%, 5/1/18	230,000	246,100
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	210,000	225,357
Nisource Finance Corp., 4.45%, 12/1/21	70,000	77,685
Nisource Finance Corp., 5.65%, 2/1/45	100,000	133,639
PacifiCorp, 6.00%, 1/15/39	110,000	155,934
Potomac Electric Power Co., 3.60%, 3/15/24	120,000	130,229
Progress Energy, Inc., 3.15%, 4/1/22	90,000	94,348
Public Service Company of Colorado, 4.75%, 8/15/41	50,000	63,119
Sempra Energy, 6.50%, 6/1/16	200,000	215,021
Sempra Energy, 2.875%, 10/1/22	200,000	204,060
Southern Power Co., 5.15%, 9/15/41	40,000	50,485
Virginia Electric and Power Co., 3.45%, 2/15/24	160,000	172,812
Virginia Electric and Power Co., 4.45%, 2/15/44	80,000	95,602
Xcel Energy, Inc., 4.80%, 9/15/41	50,000	60,809
		5,494,951
Multiline Retail — 0.1%
Macy's Retail Holdings, Inc., 3.625%, 6/1/24	540,000	570,116
Target Corp., 4.00%, 7/1/42	220,000	238,503
		808,619
Oil, Gas and Consumable Fuels — 0.9%
AmeriGas Partners LP / AmeriGas Finance Corp., 6.25%, 8/20/19	90,000	93,150
Anadarko Petroleum Corp., 5.95%, 9/15/16	80,000	85,601
Anadarko Petroleum Corp., 6.45%, 9/15/36	110,000	141,073
Apache Corp., 4.75%, 4/15/43	90,000	91,400
BP Capital Markets plc, 4.50%, 10/1/20	100,000	110,934
BP Capital Markets plc, 2.75%, 5/10/23	100,000	98,245
California Resources Corp., 5.50%, 9/15/21(2)	260,000	219,700

Chesapeake Energy Corp., 4.875%, 4/15/22	220,000	219,450
Chevron Corp., 2.43%, 6/24/20	80,000	82,959
Cimarex Energy Co., 4.375%, 6/1/24	220,000	209,482
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	140,000	151,312
Concho Resources, Inc., 7.00%, 1/15/21	330,000	348,975
ConocoPhillips Holding Co., 6.95%, 4/15/29	40,000	55,520
Continental Resources, Inc., 5.00%, 9/15/22	240,000	228,300
Continental Resources, Inc., 3.80%, 6/1/24	190,000	172,421
Devon Energy Corp., 5.60%, 7/15/41	140,000	166,832
Ecopetrol SA, 4.125%, 1/16/25	90,000	84,713
EOG Resources, Inc., 5.625%, 6/1/19	150,000	172,416
EOG Resources, Inc., 4.10%, 2/1/21	130,000	142,340
Hess Corp., 6.00%, 1/15/40	90,000	104,749
Marathon Petroleum Corp., 3.50%, 3/1/16	210,000	215,040
Newfield Exploration Co., 6.875%, 2/1/20	200,000	202,500
Newfield Exploration Co., 5.75%, 1/30/22	190,000	188,575
Noble Energy, Inc., 4.15%, 12/15/21	290,000	304,290
Peabody Energy Corp., 7.375%, 11/1/16	40,000	39,000
Pemex Project Funding Master Trust, 6.625%, 6/15/35	50,000	57,615
Petro-Canada, 6.80%, 5/15/38	200,000	265,610
Petrobras Global Finance BV, 5.625%, 5/20/43	130,000	102,050
Petrobras International Finance Co. SA, 5.75%, 1/20/20	200,000	185,978
Petrobras International Finance Co. SA, 5.375%, 1/27/21	310,000	280,066
Petroleos Mexicanos, 6.00%, 3/5/20	120,000	135,420
Petroleos Mexicanos, 4.875%, 1/24/22	120,000	125,460
Petroleos Mexicanos, 3.50%, 1/30/23	60,000	56,937
Petroleos Mexicanos, 5.50%, 6/27/44	140,000	141,400
Phillips 66, 4.30%, 4/1/22	250,000	274,149
Phillips 66, 4.65%, 11/15/34	180,000	196,907
Range Resources Corp., 6.75%, 8/1/20	190,000	198,550
Shell International Finance BV, 2.375%, 8/21/22	130,000	131,068
Shell International Finance BV, 3.625%, 8/21/42	140,000	146,912
Shell International Finance BV, 4.55%, 8/12/43	130,000	156,916
Statoil ASA, 2.45%, 1/17/23	190,000	190,534
Statoil ASA, 3.95%, 5/15/43	50,000	53,465
Statoil ASA, 4.80%, 11/8/43	100,000	124,725
Suburban Propane Partners LP / Suburban Energy Finance Corp., 7.375%, 3/15/20	110,000	114,950
Suburban Propane Partners LP / Suburban Energy Finance Corp., 7.375%, 8/1/21	150,000	159,375
Talisman Energy, Inc., 7.75%, 6/1/19	95,000	110,157
Tesoro Corp., 5.375%, 10/1/22	100,000	103,000
Total Capital Canada Ltd., 2.75%, 7/15/23	120,000	122,263
Total Capital SA, 2.125%, 8/10/18	140,000	143,044
Whiting Petroleum Corp., 5.00%, 3/15/19	190,000	181,925
		7,687,453
Paper and Forest Products — 0.1%
Domtar Corp., 4.40%, 4/1/22	120,000	126,419
Georgia-Pacific LLC, 2.54%, 11/15/19(2)	250,000	255,218
Georgia-Pacific LLC, 5.40%, 11/1/20(2)	350,000	402,141
International Paper Co., 6.00%, 11/15/41	130,000	164,365
		948,143

Pharmaceuticals — 0.3%
AbbVie, Inc., 1.75%, 11/6/17	300,000	302,381
AbbVie, Inc., 2.90%, 11/6/22	220,000	224,434
AbbVie, Inc., 4.40%, 11/6/42	240,000	263,936
Actavis Funding SCS, 3.85%, 6/15/24	220,000	226,122
Actavis, Inc., 1.875%, 10/1/17	220,000	220,910
Actavis, Inc., 3.25%, 10/1/22	200,000	199,176
Actavis, Inc., 4.625%, 10/1/42	60,000	61,174
Bristol-Myers Squibb Co., 3.25%, 8/1/42	80,000	77,048
Forest Laboratories, Inc., 4.875%, 2/15/21(2)	270,000	295,395
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	250,000	258,787
Merck & Co., Inc., 2.40%, 9/15/22	100,000	101,279
Mylan, Inc., 5.40%, 11/29/43	50,000	58,190
Perrigo Finance plc, 3.90%, 12/15/24	200,000	209,798
Roche Holdings, Inc., 6.00%, 3/1/19(2)	266,000	311,759
Roche Holdings, Inc., 3.35%, 9/30/24(2)	110,000	118,359
Sanofi, 4.00%, 3/29/21	95,000	106,205
		3,034,953
Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp., 5.05%, 9/1/20	130,000	144,713
DDR Corp., 4.75%, 4/15/18	230,000	249,385
DDR Corp., 3.625%, 2/1/25	150,000	152,147
Essex Portfolio LP, 3.625%, 8/15/22	150,000	157,387
Essex Portfolio LP, 3.375%, 1/15/23	60,000	61,119
Essex Portfolio LP, 3.25%, 5/1/23	50,000	50,383
HCP, Inc., 3.75%, 2/1/16	200,000	205,498
Health Care REIT, Inc., 2.25%, 3/15/18	50,000	50,756
Health Care REIT, Inc., 3.75%, 3/15/23	130,000	135,757
Hospitality Properties Trust, 4.65%, 3/15/24	350,000	371,030
Hospitality Properties Trust, 4.50%, 3/15/25	140,000	147,354
Host Hotels & Resorts LP, 3.75%, 10/15/23	100,000	103,063
Kilroy Realty LP, 3.80%, 1/15/23	190,000	198,507
Realty Income Corp., 4.125%, 10/15/26	80,000	85,688
Reckson Operating Partnership LP, 6.00%, 3/31/16	125,000	131,472
Senior Housing Properties Trust, 4.75%, 5/1/24	180,000	191,906
Ventas Realty LP / Ventas Capital Corp., 3.125%, 11/30/15	95,000	96,726
Ventas Realty LP / Ventas Capital Corp., 4.75%, 6/1/21	120,000	133,413
		2,666,304
Road and Rail — 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	176,000	189,337
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	60,000	74,293
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	220,000	246,782
CSX Corp., 4.25%, 6/1/21	150,000	167,589
CSX Corp., 3.40%, 8/1/24	180,000	190,386
Norfolk Southern Corp., 5.75%, 4/1/18	40,000	45,182
Norfolk Southern Corp., 3.25%, 12/1/21	200,000	211,433
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(2)	40,000	41,062
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22(2)(3)	110,000	111,384
Union Pacific Corp., 4.00%, 2/1/21	100,000	112,019

Union Pacific Corp., 4.75%, 9/15/41	150,000	181,944
		1,571,411
Semiconductors and Semiconductor Equipment†
Intel Corp., 1.35%, 12/15/17	140,000	141,202
KLA-Tencor Corp., 4.65%, 11/1/24	80,000	85,501
		226,703
Software — 0.1%
Activision Blizzard, Inc., 5.625%, 9/15/21(2)	210,000	225,488
Intuit, Inc., 5.75%, 3/15/17	254,000	276,709
Oracle Corp., 2.50%, 10/15/22	260,000	264,919
Oracle Corp., 3.625%, 7/15/23	280,000	305,391
Oracle Corp., 3.40%, 7/8/24	170,000	182,178
		1,254,685
Specialty Retail — 0.1%
Home Depot, Inc. (The), 5.95%, 4/1/41	360,000	495,810
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19	227,000	242,039
United Rentals North America, Inc., 5.75%, 7/15/18	310,000	321,625
		1,059,474
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 1.00%, 5/3/18	160,000	159,420
Apple, Inc., 2.85%, 5/6/21	180,000	189,664
Apple, Inc., 3.45%, 5/6/24	240,000	262,448
Dell, Inc., 2.30%, 9/10/15	90,000	90,383
Dell, Inc., 3.10%, 4/1/16	40,000	40,420
Hewlett-Packard Co., 4.30%, 6/1/21	290,000	314,605
Seagate HDD Cayman, 4.75%, 6/1/23	310,000	331,842
		1,388,782
Textiles, Apparel and Luxury Goods — 0.1%
Hanesbrands, Inc., 6.375%, 12/15/20	280,000	297,360
L Brands, Inc., 6.90%, 7/15/17	100,000	111,000
PVH Corp., 4.50%, 12/15/22	210,000	211,050
		619,410
Tobacco — 0.1%
Altria Group, Inc., 2.85%, 8/9/22	270,000	271,622
Philip Morris International, Inc., 4.125%, 5/17/21	180,000	201,410
		473,032
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV, 3.125%, 7/16/22	310,000	313,720
Sprint Communications, 6.00%, 12/1/16	150,000	157,406
Sprint Communications, 9.00%, 11/15/18(2)	180,000	207,900
T-Mobile USA, Inc., 6.46%, 4/28/19	210,000	218,138
Vodafone Group plc, 5.625%, 2/27/17	110,000	119,504
		1,016,668
TOTAL CORPORATE BONDS (Cost $97,566,702)		103,025,867
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 11.3%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.7%
FHLMC, VRN, 1.74%, 2/15/15	171,696	176,421
FHLMC, VRN, 1.83%, 2/15/15	480,258	495,503

FHLMC, VRN, 1.97%, 2/15/15	281,702	293,306
FHLMC, VRN, 1.99%, 2/15/15	377,996	391,654
FHLMC, VRN, 2.09%, 2/15/15	643,917	656,874
FHLMC, VRN, 2.26%, 2/15/15	403,609	430,080
FHLMC, VRN, 2.35%, 2/15/15	862,560	880,821
FHLMC, VRN, 2.375%, 2/15/15	1,121,742	1,202,234
FHLMC, VRN, 2.38%, 2/15/15	176,999	190,409
FHLMC, VRN, 2.39%, 2/15/15	111,146	119,122
FHLMC, VRN, 2.56%, 2/15/15	101,510	107,694
FHLMC, VRN, 2.86%, 2/15/15	196,047	204,260
FHLMC, VRN, 3.24%, 2/15/15	111,231	118,816
FHLMC, VRN, 3.29%, 2/15/15	326,930	348,559
FHLMC, VRN, 3.70%, 2/15/15	431,675	458,973
FHLMC, VRN, 3.79%, 2/15/15	190,809	203,423
FHLMC, VRN, 4.06%, 2/15/15	169,699	180,950
FHLMC, VRN, 4.23%, 2/15/15	474,697	503,462
FHLMC, VRN, 5.125%, 2/15/15	71,744	76,904
FHLMC, VRN, 5.42%, 2/15/15	120,520	127,763
FHLMC, VRN, 5.78%, 2/15/15	301,072	321,031
FHLMC, VRN, 5.94%, 2/15/15	289,091	310,981
FHLMC, VRN, 6.12%, 2/15/15	159,068	169,785
FNMA, VRN, 1.89%, 2/25/15	384,448	408,977
FNMA, VRN, 1.92%, 2/25/15	943,200	994,206
FNMA, VRN, 1.94%, 2/25/15	643,028	686,634
FNMA, VRN, 1.94%, 2/25/15	1,085,736	1,156,471
FNMA, VRN, 1.94%, 2/25/15	817,805	862,937
FNMA, VRN, 1.94%, 2/25/15	463,281	496,254
FNMA, VRN, 2.20%, 2/25/15	55,426	59,278
FNMA, VRN, 2.32%, 2/25/15	390,006	417,891
FNMA, VRN, 2.39%, 2/25/15	81,299	87,147
FNMA, VRN, 2.71%, 2/25/15	380,083	394,850
FNMA, VRN, 3.31%, 2/25/15	106,841	114,911
FNMA, VRN, 3.36%, 2/25/15	176,473	186,352
FNMA, VRN, 3.68%, 2/25/15	268,619	285,357
FNMA, VRN, 3.91%, 2/25/15	226,689	242,599
FNMA, VRN, 5.07%, 2/25/15	181,407	194,565
		14,557,454
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 9.6%
FHLMC, 4.50%, 1/1/19	209,323	220,124
FHLMC, 6.50%, 1/1/28	26,404	31,029
FHLMC, 5.50%, 12/1/33	219,737	248,113
FHLMC, 5.00%, 7/1/35	2,040,754	2,260,959
FHLMC, 5.50%, 1/1/38	254,388	283,707
FHLMC, 6.00%, 8/1/38	74,257	84,206
FHLMC, 6.50%, 7/1/47	7,276	8,017
FNMA, 3.00%, 3/12/15(5)	1,750,000	1,805,405
FNMA, 3.50%, 3/12/15(5)	3,250,000	3,426,427
FNMA, 4.00%, 3/12/15(5)	5,450,000	5,826,391
FNMA, 4.50%, 3/12/15(5)	1,705,000	1,848,626

FNMA, 4.50%, 5/1/19	72,958	76,829
FNMA, 4.50%, 5/1/19	193,223	203,594
FNMA, 5.00%, 9/1/20	367,979	395,234
FNMA, 2.625%, 9/6/24	590,000	623,900
FNMA, 6.50%, 1/1/28	19,236	21,917
FNMA, 6.50%, 1/1/29	36,295	42,166
FNMA, 7.50%, 7/1/29	87,966	99,397
FNMA, 7.50%, 9/1/30	21,697	26,413
FNMA, 6.625%, 11/15/30	2,290,000	3,578,198
FNMA, 5.00%, 7/1/31	1,154,862	1,289,228
FNMA, 6.50%, 9/1/31	25,013	28,539
FNMA, 7.00%, 9/1/31	10,112	11,156
FNMA, 6.50%, 1/1/32	53,372	60,814
FNMA, 6.50%, 8/1/32	40,038	47,176
FNMA, 5.50%, 6/1/33	129,102	146,352
FNMA, 5.50%, 7/1/33	218,386	245,663
FNMA, 5.50%, 8/1/33	372,496	418,966
FNMA, 5.50%, 9/1/33	240,230	273,802
FNMA, 5.00%, 11/1/33	717,513	795,807
FNMA, 5.00%, 4/1/35	1,010,790	1,121,118
FNMA, 4.50%, 9/1/35	489,914	534,531
FNMA, 5.00%, 2/1/36	661,662	733,054
FNMA, 5.50%, 4/1/36	250,046	279,567
FNMA, 5.50%, 5/1/36	482,064	540,118
FNMA, 5.00%, 11/1/36	1,722,999	1,910,506
FNMA, 5.50%, 2/1/37	127,610	142,534
FNMA, 6.00%, 7/1/37	961,376	1,099,039
FNMA, 6.50%, 8/1/37	163,869	177,884
FNMA, 5.50%, 7/1/39	814,502	911,425
FNMA, 5.00%, 4/1/40	1,838,833	2,036,203
FNMA, 5.00%, 6/1/40	1,615,446	1,799,742
FNMA, 4.50%, 8/1/40	2,359,007	2,572,262
FNMA, 4.50%, 9/1/40	3,819,003	4,214,589
FNMA, 3.50%, 1/1/41	2,054,938	2,176,584
FNMA, 4.00%, 1/1/41	1,599,781	1,752,036
FNMA, 4.50%, 1/1/41	1,415,529	1,559,152
FNMA, 4.00%, 5/1/41	2,074,932	2,225,244
FNMA, 4.50%, 7/1/41	690,192	761,819
FNMA, 4.50%, 9/1/41	3,149,043	3,433,297
FNMA, 4.50%, 9/1/41	782,648	852,170
FNMA, 4.00%, 12/1/41	1,716,467	1,869,259
FNMA, 4.00%, 1/1/42	1,032,768	1,107,264
FNMA, 4.00%, 1/1/42	1,492,143	1,599,858
FNMA, 4.00%, 3/1/42	1,413,791	1,515,772
FNMA, 3.50%, 5/1/42	2,682,829	2,851,247
FNMA, 3.50%, 6/1/42	847,046	903,339
FNMA, 3.50%, 9/1/42	2,675,088	2,832,014
FNMA, 3.00%, 11/1/42	1,977,958	2,049,622
FNMA, 6.50%, 8/1/47	43,102	47,783

FNMA, 6.50%, 8/1/47	30,780	34,133
FNMA, 6.50%, 9/1/47	43,872	48,654
FNMA, 6.50%, 9/1/47	23,918	26,529
FNMA, 6.50%, 9/1/47	6,393	7,088
FNMA, 6.50%, 9/1/47	3,604	3,997
FNMA, 6.50%, 9/1/47	16,465	18,258
GNMA, 3.50%, 3/23/15(5)	3,300,000	3,476,730
GNMA, 7.00%, 4/20/26	62,365	74,305
GNMA, 7.50%, 8/15/26	36,751	43,604
GNMA, 7.00%, 2/15/28	12,586	12,806
GNMA, 7.50%, 2/15/28	15,818	16,226
GNMA, 7.00%, 12/15/28	21,844	22,792
GNMA, 7.00%, 5/15/31	71,449	86,495
GNMA, 5.50%, 11/15/32	260,308	292,102
GNMA, 4.00%, 1/20/41	1,671,204	1,789,687
GNMA, 4.50%, 5/20/41	981,467	1,069,983
GNMA, 4.50%, 6/15/41	808,345	905,953
GNMA, 4.00%, 12/15/41	1,576,021	1,695,009
GNMA, 3.50%, 6/20/42	1,800,291	1,905,768
GNMA, 3.50%, 7/20/42	877,768	929,195
GNMA, 4.50%, 11/20/43	1,556,050	1,690,965
		84,187,466
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $95,763,499)		98,744,920
U.S. TREASURY SECURITIES — 11.1%
U.S. Treasury Bonds, 5.50%, 8/15/28	420,000	599,452
U.S. Treasury Bonds, 5.25%, 2/15/29	489,000	687,732
U.S. Treasury Bonds, 5.375%, 2/15/31	2,900,000	4,248,274
U.S. Treasury Bonds, 3.50%, 2/15/39	1,150,000	1,434,535
U.S. Treasury Bonds, 4.375%, 11/15/39	2,000,000	2,840,156
U.S. Treasury Bonds, 4.375%, 5/15/41	1,850,000	2,674,551
U.S. Treasury Bonds, 3.125%, 11/15/41	1,500,000	1,783,242
U.S. Treasury Bonds, 2.75%, 11/15/42	2,180,000	2,412,817
U.S. Treasury Bonds, 2.875%, 5/15/43	300,000	340,266
U.S. Treasury Bonds, 3.125%, 8/15/44	2,010,000	2,396,611
U.S. Treasury Bonds, 3.00%, 11/15/44	1,000,000	1,166,250
U.S. Treasury Notes, 0.375%, 11/15/15	1,200,000	1,202,063
U.S. Treasury Notes, 1.375%, 11/30/15	1,750,000	1,767,500
U.S. Treasury Notes, 0.375%, 1/15/16	700,000	701,476
U.S. Treasury Notes, 0.50%, 6/15/16	3,000,000	3,009,141
U.S. Treasury Notes, 0.625%, 12/15/16	5,600,000	5,618,810
U.S. Treasury Notes, 0.50%, 7/31/17	500,000	498,672
U.S. Treasury Notes, 0.75%, 10/31/17	1,500,000	1,502,226
U.S. Treasury Notes, 1.875%, 10/31/17	3,300,000	3,404,673
U.S. Treasury Notes, 0.875%, 1/31/18	3,400,000	3,411,421
U.S. Treasury Notes, 2.625%, 4/30/18	875,000	925,108
U.S. Treasury Notes, 1.375%, 7/31/18	11,130,000	11,309,994
U.S. Treasury Notes, 1.375%, 9/30/18	2,500,000	2,538,867
U.S. Treasury Notes, 1.25%, 10/31/18	2,350,000	2,373,867
U.S. Treasury Notes, 1.25%, 11/30/18	3,100,000	3,129,546

U.S. Treasury Notes, 1.375%, 11/30/18	200,000	202,938
U.S. Treasury Notes, 1.625%, 7/31/19	2,800,000	2,863,218
U.S. Treasury Notes, 1.625%, 8/31/19	8,350,000	8,537,224
U.S. Treasury Notes, 1.50%, 10/31/19	5,650,000	5,741,372
U.S. Treasury Notes, 1.50%, 11/30/19	2,600,000	2,641,642
U.S. Treasury Notes, 1.625%, 12/31/19	950,000	970,855
U.S. Treasury Notes, 1.25%, 1/31/20(3)	1,450,000	1,455,664
U.S. Treasury Notes, 2.125%, 9/30/21	1,000,000	1,043,125
U.S. Treasury Notes, 2.00%, 10/31/21	7,100,000	7,345,724
U.S. Treasury Notes, 1.50%, 1/31/22(3)	1,600,000	1,602,750
U.S. Treasury Notes, 1.75%, 5/15/23	2,250,000	2,279,356
TOTAL U.S. TREASURY SECURITIES (Cost $91,942,887)		96,661,118
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 2.2%
Private Sponsor Collateralized Mortgage Obligations — 2.0%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	40,293	42,381
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.68%, 2/1/15	448,716	450,580
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	410,442	304,793
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2A1, VRN, 2.61%, 2/1/15	268,627	270,504
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	40,143	40,641
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 2.72%, 2/1/15	430,477	430,163
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	178,006	185,882
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.18%, 2/1/15	792,476	787,326
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.22%, 2/1/15	202,650	198,293
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	12,402	12,193
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.47%, 2/1/15	266,005	265,455
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.23%, 2/1/15	826,526	821,651
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.10%, 2/1/15	144,370	138,867
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.09%, 2/1/15	315,804	307,928
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.65%, 2/1/15	380,483	378,740
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.60%, 2/1/15	455,000	454,597
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.73%, 2/1/15	371,405	373,771
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 5.24%, 2/1/15	166,958	167,164
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.53%, 2/1/15	95,459	95,839
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.61%, 2/1/15	501,013	510,356
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 2/1/15(2)	193,702	196,033
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.64%, 2/1/15	700,139	714,850
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	87,737	92,393
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.16%, 2/25/15	343,498	341,312
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.46%, 2/1/15	492,225	484,157
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.49%, 2/1/15	74,307	74,598
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 2/1/15	112,864	113,532
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, VRN, 4.00%, 2/1/15(2)	347,545	363,084
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.40%, 2/1/15	314,383	315,768
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.40%, 2/1/15	301,157	301,466
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 0.91%, 2/26/15	852,150	830,473
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.40%, 2/1/15	821,928	818,457
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-4, Class A9, 5.50%, 5/25/34	88,810	91,868
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 2.62%, 2/1/15	128,289	128,566
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.62%, 2/1/15	258,523	264,125

Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.61%, 2/1/15	271,414	273,533
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	171,980	175,591
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-3, Class A12, 5.50%, 5/25/35	304,874	312,640
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	473,993	500,055
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.61%, 2/1/15	817,297	837,529
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.61%, 2/1/15	86,227	87,914
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.61%, 2/1/15	574,849	578,404
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.36%, 2/1/15	164,507	165,707
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.59%, 2/1/15	168,549	172,385
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.61%, 2/1/15	443,567	448,230
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.61%, 2/1/15	135,943	138,090
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 5.09%, 2/1/15	513,756	519,246
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	211,663	217,846
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	272,140	283,678
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	144,100	149,866
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	173,352	179,619
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	109,471	113,461
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-9, Class 1A8, 5.50%, 7/25/37	76,687	78,021
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.07%, 2/1/15	142,106	141,935
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	420,864	444,979
		17,186,535
U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	396,612	430,912
FHLMC, Series 77, Class H, 8.50%, 9/15/20	26,883	28,522
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	1,321,655	1,322,610
		1,782,044
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $19,008,469)		18,968,579
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 2.0%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 2/1/15	303,415	307,060
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 2/1/15	300,000	308,488
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(2)	1,125,000	1,165,333
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 0.97%, 2/15/15(2)	825,000	824,706
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	950,000	1,005,973
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.12%, 2/15/15(2)	1,400,000	1,404,714
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 0.97%, 2/15/15(2)	925,000	922,478
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	675,000	759,243
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, 4.19%, 10/10/47	775,000	853,106
Commercial Mortgage Trust, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	1,025,000	1,125,252
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	109,616	109,889
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	220,260	220,246
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(2)	1,000,000	1,074,430
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 2/10/15(2)	1,575,000	1,651,292
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 2/1/15	475,000	518,691
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class A4, 4.17%, 12/15/46	275,000	308,653
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class AS, 4.52%, 12/15/46	450,000	509,585
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-CBM, Class A, VRN, 1.07%, 2/15/15(2)	925,000	923,002
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	44,045	44,760
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4 SEQ, 4.95%, 9/15/30	601,660	604,027

LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 2/11/15	400,000	405,313
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 2/11/15	425,000	437,471
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, VRN, 3.35%, 2/1/15(2)	800,000	853,305
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 2/1/15(2)	725,000	758,382
VNDO Mortgage Trust, Series 2013-PENN, Class C, VRN, 3.95%, 2/1/15(2)	300,000	321,988
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $16,843,049)		17,417,387
ASSET-BACKED SECURITIES(4) — 1.2%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A SEQ, 2.05%, 8/20/16(2)	675,000	678,226
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.59%, 2/9/15(2)	950,000	950,083
CNH Equipment Trust, Series 2014-B, Class A2 SEQ, 0.48%, 8/15/17	1,100,000	1,100,044
Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.53%, 2/17/15	775,000	774,502
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(2)	454,067	454,526
Harley-Davidson Motorcycle Trust, Series 2014-1, Class A2B, VRN, 0.34%, 2/17/15	935,798	934,264
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.57%, 2/10/15(2)	1,125,000	1,124,301
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)	247,835	250,764
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	1,241,600	1,229,166
John Deere Owner Trust, Series 2014-A, Class A2 SEQ, 0.45%, 9/15/16	1,193,746	1,194,256
John Deere Owner Trust, Series 2014-A, Class A3 SEQ, 0.92%, 4/16/18	675,000	676,799
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/20/31(2)	662,187	661,382
TAL Advantage LLC, Series 2014-1A, Class A, 3.51%, 2/22/39(2)	545,000	555,967
US Airways 2013-1 Class A Pass-Through Trust, 3.95%, 5/15/27	165,050	171,239
TOTAL ASSET-BACKED SECURITIES (Cost $10,757,708)		10,755,519
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.6%
Brazil — 0.1%
Brazilian Government International Bond, 5.875%, 1/15/19	530,000	594,130
Brazilian Government International Bond, 4.875%, 1/22/21	20,000	21,250
Brazilian Government International Bond, 2.625%, 1/5/23	260,000	235,300
		850,680
Canada†
Province of Ontario Canada, 1.00%, 7/22/16	150,000	151,087
Chile†
Chile Government International Bond, 3.25%, 9/14/21	100,000	105,500
Chile Government International Bond, 3.625%, 10/30/42	100,000	98,500
		204,000
Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21	310,000	329,375
Colombia Government International Bond, 6.125%, 1/18/41	100,000	122,750
		452,125
Italy†
Italy Government International Bond, 6.875%, 9/27/23	220,000	287,254
Mexico — 0.2%
Mexico Government International Bond, MTN, 5.95%, 3/19/19	420,000	479,220
Mexico Government International Bond, 5.125%, 1/15/20	330,000	368,280
Mexico Government International Bond, 4.00%, 10/2/23	100,000	106,375
Mexico Government International Bond, 6.05%, 1/11/40	50,000	64,000
Mexico Government International Bond, MTN, 4.75%, 3/8/44	400,000	438,000
		1,455,875

Peru†
Peruvian Government International Bond, 6.55%, 3/14/37	70,000	92,925
Peruvian Government International Bond, 5.625%, 11/18/50	170,000	210,375
		303,300
Philippines — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21	300,000	331,125
Philippine Government International Bond, 6.375%, 10/23/34	150,000	213,187
		544,312
Poland†
Poland Government International Bond, 5.125%, 4/21/21	140,000	161,000
Poland Government International Bond, 3.00%, 3/17/23	140,000	143,500
		304,500
South Africa†
South Africa Government International Bond, 4.67%, 1/17/24	110,000	117,288
South Korea — 0.1%
Export-Import Bank of Korea, 3.75%, 10/20/16	160,000	167,510
Korea Development Bank (The), 3.25%, 3/9/16	130,000	133,235
Korea Development Bank (The), 4.00%, 9/9/16	110,000	115,010
		415,755
Turkey†
Turkey Government International Bond, 3.25%, 3/23/23	200,000	194,000
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45	70,000	68,775
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $4,959,216)		5,348,951
MUNICIPAL SECURITIES — 0.5%
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47	50,000	66,237
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50	75,000	115,568
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-1, (Building Bonds), 6.92%, 4/1/40	135,000	190,141
California GO, (Building Bonds), 7.55%, 4/1/39	100,000	162,491
California GO, (Building Bonds), 7.30%, 10/1/39	170,000	262,118
California GO, (Building Bonds), 7.60%, 11/1/40	80,000	131,514
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	245,000	255,564
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	100,000	141,197
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	60,000	80,551
Metropolitan Transportation Authority Rev., Series 2010 C-1, (Building Bonds), 6.69%, 11/15/40	105,000	149,263
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	60,000	86,278
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	130,000	164,411
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	200,000	314,096
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	95,000	144,424
New York GO, Series 2010 F-1, (Building Bonds), 6.27%, 12/1/37	95,000	131,723
Ohio Water Development Authority Pollution Control Rev., Series 2010 B-2, (Building Bonds), 4.88%, 12/1/34	110,000	130,366
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	70,000	95,197
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	60,640
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	245,000	274,839
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	205,000	271,307
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	210,000	278,363
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	95,000	120,241
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	105,000	139,726
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	120,000	152,586

Texas GO, (Building Bonds), 5.52%, 4/1/39	50,000	68,887
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	20,000	25,650
TOTAL MUNICIPAL SECURITIES (Cost $3,109,793)		4,013,378
TEMPORARY CASH INVESTMENTS — 2.8%
SSgA U.S. Government Money Market Fund, Class N	18,321,938	18,321,938
State Street Institutional Liquid Reserves Fund, Premier Class	6,654,771	6,654,771
TOTAL TEMPORARY CASH INVESTMENTS (Cost $24,976,709)		24,976,709
TOTAL INVESTMENT SECURITIES — 101.9% (Cost $792,255,518)		889,805,909
OTHER ASSETS AND LIABILITIES — (1.9)%		(16,350,228)
TOTAL NET ASSETS — 100.0%		$873,455,681

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Directors. The aggregate value of these securities at the period end was $24,438,657, which represented 2.8% of total net assets.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	Forward commitment. Settlement date is indicated.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	509,893,481	—	—
Corporate Bonds	—	103,025,867	—
U.S. Government Agency Mortgage-Backed Securities	—	98,744,920	—
U.S. Treasury Securities	—	96,661,118	—
Collateralized Mortgage Obligations	—	18,968,579	—
Commercial Mortgage-Backed Securities	—	17,417,387	—
Asset-Backed Securities	—	10,755,519	—
Sovereign Governments and Agencies	—	5,348,951	—
Municipal Securities	—	4,013,378	—
Temporary Cash Investments	24,976,709	—	—
	534,870,190	354,935,719	—

3. Federal Tax Information

As of January 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$794,721,476
Gross tax appreciation of investments	$107,988,037
Gross tax depreciation of investments	(12,903,604)
Net tax appreciation (depreciation) of investments	$95,084,433

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Capital Value Fund
January 31, 2015

Capital Value - Schedule of Investments
JANUARY 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.2%
Aerospace and Defense — 6.2%
General Dynamics Corp.	5,100	679,371
Honeywell International, Inc.	20,330	1,987,461
Huntington Ingalls Industries, Inc.	9,490	1,106,534
Precision Castparts Corp.	2,330	466,233
Raytheon Co.	14,260	1,426,713
Textron, Inc.	12,500	532,000
United Technologies Corp.	29,130	3,343,541
		9,541,853
Auto Components — 0.7%
Delphi Automotive plc	15,320	1,052,944
Automobiles — 1.3%
Ford Motor Co.	135,370	1,991,293
Banks — 13.6%
Bank of America Corp.	81,600	1,236,240
Citigroup, Inc.	36,940	1,734,333
Fifth Third Bancorp	65,140	1,126,922
JPMorgan Chase & Co.	101,520	5,520,657
KeyCorp	57,010	740,560
PNC Financial Services Group, Inc. (The)	29,580	2,500,693
U.S. Bancorp	71,470	2,995,308
Wells Fargo & Co.	98,530	5,115,678
		20,970,391
Beverages — 0.4%
PepsiCo, Inc.	7,210	676,154
Biotechnology — 1.6%
Amgen, Inc.	9,050	1,377,953
Gilead Sciences, Inc.(1)	9,820	1,029,431
		2,407,384
Building Products — 0.6%
Masco Corp.	35,950	892,998
Capital Markets — 5.7%
Ameriprise Financial, Inc.	14,760	1,844,114
Bank of New York Mellon Corp. (The)	770	27,720
BlackRock, Inc.	4,250	1,447,168
Goldman Sachs Group, Inc. (The)	11,380	1,962,026
Invesco Ltd.	42,640	1,566,167
Morgan Stanley	20,790	702,910
State Street Corp.	17,230	1,232,117
		8,782,222
Chemicals — 2.0%
Dow Chemical Co. (The)	44,780	2,022,265
LyondellBasell Industries NV, Class A	12,810	1,013,143
		3,035,408
Communications Equipment — 1.4%
Cisco Systems, Inc.	56,350	1,485,668

QUALCOMM, Inc.	10,700	668,322
		2,153,990
Consumer Finance — 1.6%
Capital One Financial Corp.	33,900	2,481,819
Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc., Class B(1)	17,100	2,460,861
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	34,570	1,138,044
Electric Utilities — 3.0%
American Electric Power Co., Inc.	8,940	561,521
PPL Corp.	40,100	1,423,550
Westar Energy, Inc.	27,750	1,185,480
Xcel Energy, Inc.	37,040	1,390,111
		4,560,662
Electrical Equipment — 0.8%
Eaton Corp. plc	19,210	1,211,959
Energy Equipment and Services — 2.5%
Baker Hughes, Inc.	24,210	1,403,938
Halliburton Co.	10,250	409,897
National Oilwell Varco, Inc.	20,830	1,133,777
Schlumberger Ltd.	10,890	897,227
		3,844,839
Food and Staples Retailing — 2.9%
CVS Health Corp.	32,350	3,175,476
Kroger Co. (The)	18,900	1,305,045
		4,480,521
Health Care Equipment and Supplies — 3.9%
Abbott Laboratories	55,730	2,494,475
Medtronic plc	48,300	3,448,620
		5,943,095
Health Care Providers and Services — 2.3%
Aetna, Inc.	22,300	2,047,586
Anthem, Inc.	11,530	1,556,089
		3,603,675
Hotels, Restaurants and Leisure — 0.5%
Marriott International, Inc., Class A	9,730	724,885
Household Durables — 1.2%
Whirlpool Corp.	9,260	1,843,481
Household Products — 0.7%
Procter & Gamble Co. (The)	12,720	1,072,169
Industrial Conglomerates — 1.1%
General Electric Co.	69,610	1,662,983
Insurance — 6.2%
Allstate Corp. (The)	30,020	2,095,096
American International Group, Inc.	29,880	1,460,236
Chubb Corp. (The)	860	84,194
MetLife, Inc.	38,930	1,810,245
Principal Financial Group, Inc.	14,400	675,792
Prudential Financial, Inc.	21,570	1,636,731
Travelers Cos., Inc. (The)	16,590	1,705,784
		9,468,078

Machinery — 2.7%
Ingersoll-Rand plc	45,440	3,017,216
Stanley Black & Decker, Inc.	11,880	1,112,562
		4,129,778
Media — 3.3%
Comcast Corp., Class A	33,560	1,783,546
Time Warner Cable, Inc.	7,820	1,064,537
Time Warner, Inc.	28,830	2,246,722
		5,094,805
Multiline Retail — 2.1%
Macy's, Inc.	34,240	2,187,251
Target Corp.	15,190	1,118,136
		3,305,387
Oil, Gas and Consumable Fuels — 9.1%
Chevron Corp.	48,460	4,968,604
Exxon Mobil Corp.	34,590	3,023,858
Imperial Oil Ltd.	38,210	1,420,508
Occidental Petroleum Corp.	29,030	2,322,400
Total SA ADR	45,010	2,318,465
		14,053,835
Paper and Forest Products — 0.8%
International Paper Co.	22,620	1,191,169
Pharmaceuticals — 6.8%
Catalent, Inc.(1)	23,701	654,622
Johnson & Johnson	52,160	5,223,302
Merck & Co., Inc.	60,670	3,657,188
Pfizer, Inc.	31,690	990,312
		10,525,424
Real Estate Investment Trusts (REITs) — 0.6%
Brixmor Property Group, Inc.	34,760	941,996
Semiconductors and Semiconductor Equipment — 3.1%
Applied Materials, Inc.	108,950	2,488,418
Microchip Technology, Inc.	42,510	1,917,201
Micron Technology, Inc.(1)	10,650	311,672
		4,717,291
Software — 4.6%
Electronic Arts, Inc.(1)	39,410	2,162,032
Microsoft Corp.	59,450	2,401,780
Oracle Corp.	59,930	2,510,468
		7,074,280
Specialty Retail — 1.6%
Lowe's Cos., Inc.	35,280	2,390,573
Technology Hardware, Storage and Peripherals — 0.7%
Western Digital Corp.	11,640	1,131,757
Tobacco — 1.0%
Altria Group, Inc.	21,300	1,131,030
Philip Morris International, Inc.	5,810	466,194
		1,597,224
Trading Companies and Distributors — 0.3%
United Rentals, Inc.(1)	5,240	434,134
TOTAL COMMON STOCKS (Cost $104,641,406)		152,589,361

TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% - 1.50%, 12/31/15 - 1/31/19, valued at $103,998), in a joint trading account at 0.04%, dated 1/30/15, due 2/2/15 (Delivery value $101,797)		101,797
State Street Institutional Liquid Reserves Fund, Premier Class	643,725	643,725
TOTAL TEMPORARY CASH INVESTMENTS (Cost $745,522)		745,522
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $105,386,928)		153,334,883
OTHER ASSETS AND LIABILITIES — 0.3%		398,834
TOTAL NET ASSETS — 100.0%		$153,733,717

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	61,900	USD	49,032	JPMorgan Chase Bank N.A.	2/27/15	(337)
USD	1,082,064	CAD	1,343,177	JPMorgan Chase Bank N.A.	2/27/15	25,421
USD	45,564	CAD	56,742	JPMorgan Chase Bank N.A.	2/27/15	927
USD	1,855,454	EUR	1,646,596	UBS AG	2/27/15	(5,595)
						20,416

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	151,168,853	1,420,508	—
Temporary Cash Investments	643,725	101,797	—
	151,812,578	1,522,305	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	26,348	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(5,932)	—

3. Federal Tax Information

As of January 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$106,843,084
Gross tax appreciation of investments	$47,924,266
Gross tax depreciation of investments	(1,432,467)
Net tax appreciation (depreciation) of investments	$46,491,799

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Focused Growth Fund
January 31, 2015

Focused Growth - Schedule of Investments
JANUARY 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.5%
Aerospace and Defense — 6.0%
Boeing Co. (The)	3,169	460,678
Lockheed Martin Corp.	2,843	535,536
		996,214
Airlines — 1.6%
Alaska Air Group, Inc.	3,908	265,236
Automobiles — 1.1%
Harley-Davidson, Inc.	3,018	186,211
Banks — 1.9%
Wells Fargo & Co.	6,003	311,676
Beverages — 4.0%
PepsiCo, Inc.	7,123	667,995
Biotechnology — 7.1%
Alexion Pharmaceuticals, Inc.(1)	2,105	385,720
Biogen Idec, Inc.(1)	480	186,797
Gilead Sciences, Inc.(1)	2,600	272,558
Incyte Corp.(1)	4,309	343,470
		1,188,545
Capital Markets — 1.0%
Franklin Resources, Inc.	3,112	160,361
Chemicals — 1.9%
Dow Chemical Co. (The)	5,422	244,858
Sherwin-Williams Co. (The)	282	76,498
		321,356
Communications Equipment — 1.0%
QUALCOMM, Inc.	2,738	171,016
Electrical Equipment — 0.2%
Generac Holdings, Inc.(1)	752	32,893
Food Products — 2.9%
Mead Johnson Nutrition Co.	4,818	474,525
Health Care Equipment and Supplies — 2.9%
C.R. Bard, Inc.	2,870	490,856
Health Care Providers and Services — 2.9%
Cardinal Health, Inc.	5,739	477,427
Hotels, Restaurants and Leisure — 2.8%
Marriott International, Inc., Class A	6,320	470,840
Internet and Catalog Retail — 2.9%
Expedia, Inc.	5,599	481,122
Internet Software and Services — 6.1%
Facebook, Inc., Class A(1)	4,250	322,617
Google, Inc., Class A(1)	602	323,605
Yelp, Inc.(1)	6,914	362,778
		1,009,000
IT Services — 5.8%
Cognizant Technology Solutions Corp., Class A(1)	291	15,752
Teradata Corp.(1)	6,155	274,267

Visa, Inc., Class A	2,661	678,315
		968,334
Life Sciences Tools and Services — 0.3%
Illumina, Inc.(1)	282	55,044
Machinery — 5.2%
Caterpillar, Inc.	5,502	439,995
Parker-Hannifin Corp.	2,363	275,195
WABCO Holdings, Inc.(1)	1,497	142,469
		857,659
Media — 7.6%
Comcast Corp., Class A	11,372	604,365
Walt Disney Co. (The)	7,239	658,459
		1,262,824
Metals and Mining — 1.6%
United States Steel Corp.	11,103	271,357
Multiline Retail — 2.9%
Macy's, Inc.	7,540	481,655
Oil, Gas and Consumable Fuels — 3.4%
Concho Resources, Inc.(1)	198	21,948
Exxon Mobil Corp.	5,174	452,311
Occidental Petroleum Corp.	1,121	89,680
		563,939
Pharmaceuticals — 2.3%
Teva Pharmaceutical Industries Ltd. ADR	6,859	390,003
Road and Rail — 2.5%
Union Pacific Corp.	3,481	408,008
Software — 11.4%
Electronic Arts, Inc.(1)	10,321	566,210
Intuit, Inc.	5,744	498,694
Oracle Corp.	15,672	656,500
Splunk, Inc.(1)	3,204	165,487
		1,886,891
Specialty Retail — 6.4%
AutoZone, Inc.(1)	808	482,344
Bed Bath & Beyond, Inc.(1)	5,771	431,497
Gap, Inc. (The)	3,457	142,394
		1,056,235
Wireless Telecommunication Services — 2.8%
SBA Communications Corp., Class A(1)	3,961	462,249
TOTAL COMMON STOCKS (Cost $13,858,651)		16,369,471
TEMPORARY CASH INVESTMENTS — 1.5%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% - 1.50%, 12/31/15 - 1/31/19, valued at $39,910), in a joint trading account at 0.04%, dated 1/30/15, due 2/2/15 (Delivery value $39,065)		39,065
State Street Institutional Liquid Reserves Fund, Premier Class	216,516	216,516
TOTAL TEMPORARY CASH INVESTMENTS (Cost $255,581)		255,581
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $14,114,232)		16,625,052
OTHER ASSETS AND LIABILITIES†		(5,879)
TOTAL NET ASSETS — 100.0%		$16,619,173

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	16,369,471	—	—
Temporary Cash Investments	216,516	39,065	—
	16,585,987	39,065	—

3. Federal Tax Information

As of January 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$14,153,865
Gross tax appreciation of investments	$2,883,175
Gross tax depreciation of investments	(411,988)
Net tax appreciation (depreciation) of investments	$2,471,187

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Fundamental Equity Fund
January 31, 2015

Fundamental Equity - Schedule of Investments
JANUARY 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.8%
Aerospace and Defense — 3.8%
General Dynamics Corp.	17,223	2,294,276
Lockheed Martin Corp.	14,702	2,769,416
Northrop Grumman Corp.	25,461	3,996,104
Raytheon Co.	1,264	126,463
		9,186,259
Airlines — 0.9%
Delta Air Lines, Inc.	45,362	2,146,076
Banks — 5.5%
BancorpSouth, Inc.	9,012	178,888
JPMorgan Chase & Co.	110,796	6,025,087
KeyCorp	17,342	225,273
PacWest Bancorp	6,440	275,342
Wells Fargo & Co.	132,173	6,862,422
		13,567,012
Beverages — 1.6%
Coca-Cola Enterprises, Inc.	16,396	690,272
Dr Pepper Snapple Group, Inc.	17,134	1,323,944
PepsiCo, Inc.	21,108	1,979,508
		3,993,724
Biotechnology — 4.4%
Alexion Pharmaceuticals, Inc.(1)	1,014	185,806
Amgen, Inc.	8,051	1,225,845
Biogen Idec, Inc.(1)	11,570	4,502,581
Celgene Corp.(1)	4,207	501,306
Gilead Sciences, Inc.(1)	38,112	3,995,281
Regeneron Pharmaceuticals, Inc.(1)	598	249,163
		10,659,982
Capital Markets — 1.8%
Ameriprise Financial, Inc.	11,836	1,478,790
BlackRock, Inc.	1,868	636,073
Franklin Resources, Inc.	12,612	649,896
Goldman Sachs Group, Inc. (The)	972	167,583
Legg Mason, Inc.	25,389	1,407,566
		4,339,908
Chemicals — 2.9%
CF Industries Holdings, Inc.	6,841	2,089,105
Dow Chemical Co. (The)	10,958	494,863
Eastman Chemical Co.	263	18,644
LyondellBasell Industries NV, Class A	5,353	423,369
PPG Industries, Inc.	10,098	2,250,642
Sherwin-Williams Co. (The)	6,263	1,698,964
		6,975,587

Commercial Services and Supplies — 0.3%
Deluxe Corp.	1,574	102,200
Tyco International plc	14,603	595,948
		698,148
Communications Equipment — 3.8%
ARRIS Group, Inc.(1)	9,412	246,783
Cisco Systems, Inc.	155,917	4,110,752
Harris Corp.	1,956	131,306
Motorola Solutions, Inc.	26,683	1,665,286
QUALCOMM, Inc.	51,368	3,208,445
		9,362,572
Construction and Engineering — 0.1%
EMCOR Group, Inc.	609	24,579
Fluor Corp.	4,850	259,912
		284,491
Diversified Consumer Services — 0.3%
H&R Block, Inc.	23,612	809,419
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B(1)	910	130,958
McGraw-Hill Cos., Inc. (The)	13,030	1,165,403
Moody's Corp.	5,002	456,833
		1,753,194
Diversified Telecommunication Services — 2.1%
AT&T, Inc.	78,791	2,593,800
CenturyLink, Inc.	45,627	1,695,955
Level 3 Communications, Inc.(1)	2,109	104,902
Verizon Communications, Inc.	17,662	807,330
		5,201,987
Electric Utilities — 1.1%
Edison International	9,235	629,366
Entergy Corp.	15,124	1,323,501
Xcel Energy, Inc.	22,049	827,499
		2,780,366
Electrical Equipment†
Emerson Electric Co.	1,161	66,107
Electronic Equipment, Instruments and Components†
FLIR Systems, Inc.	1,545	46,659
Energy Equipment and Services — 1.9%
Cameron International Corp.(1)	7,171	321,118
Diamond Offshore Drilling, Inc.	22,995	725,032
Nabors Industries Ltd.	6,838	78,705
National Oilwell Varco, Inc.	10,829	589,423
Patterson-UTI Energy, Inc.	1,044	17,915
Schlumberger Ltd.	27,784	2,289,124
Transocean Ltd.	31,297	510,141
		4,531,458
Food and Staples Retailing — 3.7%
CVS Health Corp.	46,929	4,606,551

Kroger Co. (The)	56,587	3,907,332
Rite Aid Corp.(1)	19,998	139,586
SUPERVALU, Inc.(1)	49,987	486,873
		9,140,342
Food Products — 2.6%
Archer-Daniels-Midland Co.	11,969	558,114
Campbell Soup Co.	5,441	248,871
ConAgra Foods, Inc.	18,799	666,049
General Mills, Inc.	24,149	1,267,340
Pinnacle Foods, Inc.	21,949	789,506
Tyson Foods, Inc., Class A	72,184	2,818,063
		6,347,943
Health Care Equipment and Supplies — 2.0%
Abbott Laboratories	54,232	2,427,424
Boston Scientific Corp.(1)	20,673	306,167
C.R. Bard, Inc.	1,834	313,669
CareFusion Corp.(1)	11,869	703,832
Intuitive Surgical, Inc.(1)	305	150,816
Medtronic plc	6,019	429,757
ResMed, Inc.	368	22,989
Stryker Corp.	5,343	486,480
		4,841,134
Health Care Providers and Services — 2.3%
Aetna, Inc.	10,563	969,895
AmerisourceBergen Corp.	21,379	2,032,074
Cardinal Health, Inc.	228	18,967
Cigna Corp.	12,476	1,332,811
Express Scripts Holding Co.(1)	15,206	1,227,276
		5,581,023
Hotels, Restaurants and Leisure — 0.7%
Brinker International, Inc.	13,017	760,583
Cheesecake Factory, Inc. (The)	2,949	154,852
Las Vegas Sands Corp.	5,422	294,794
Wynn Resorts Ltd.	3,308	489,419
Yum! Brands, Inc.	1,023	73,943
		1,773,591
Household Products — 1.1%
Energizer Holdings, Inc.	581	74,374
Kimberly-Clark Corp.	24,085	2,600,216
		2,674,590
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)	27,828	340,058
NRG Energy, Inc.	2,316	57,113
		397,171
Industrial Conglomerates — 1.1%
3M Co.	15,510	2,517,273
General Electric Co.	8,740	208,799
		2,726,072

Insurance — 3.9%
Aflac, Inc.	21,356	1,219,000
American International Group, Inc.	60,896	2,975,988
MetLife, Inc.	18,407	855,926
Principal Financial Group, Inc.	1,383	64,904
Travelers Cos., Inc. (The)	37,081	3,812,668
Unum Group	15,686	487,207
		9,415,693
Internet and Catalog Retail — 0.5%
Expedia, Inc.	12,603	1,082,976
Liberty Interactive Corp., Class A(1)	8,976	245,583
		1,328,559
Internet Software and Services — 2.8%
eBay, Inc.(1)	1,757	93,121
Facebook, Inc., Class A(1)	43,935	3,335,106
Google, Inc., Class A(1)	3,577	1,922,816
Google, Inc., Class C(1)	1,535	820,488
IAC/InterActiveCorp	2,791	170,111
VeriSign, Inc.(1)	1,104	60,146
Yelp, Inc.(1)	9,850	516,830
		6,918,618
IT Services — 3.8%
Alliance Data Systems Corp.(1)	4,388	1,267,386
Computer Sciences Corp.	5,192	315,051
MasterCard, Inc., Class A	27,955	2,293,149
Visa, Inc., Class A	18,428	4,697,481
Western Union Co. (The)	26,879	456,943
Xerox Corp.	10,583	139,378
		9,169,388
Life Sciences Tools and Services — 0.1%
Agilent Technologies, Inc.	9,305	351,450
Machinery — 2.9%
Caterpillar, Inc.	31,015	2,480,269
Cummins, Inc.	23,852	3,326,400
Dover Corp.	11,895	833,126
Flowserve Corp.	3,241	176,602
Parker-Hannifin Corp.	1,776	206,833
		7,023,230
Media — 4.0%
Comcast Corp., Class A	91,009	4,836,673
DISH Network Corp., Class A(1)	2,895	203,663
Time Warner Cable, Inc.	1,525	207,598
Time Warner, Inc.	14,806	1,153,832
Viacom, Inc., Class B	32,050	2,064,661
Walt Disney Co. (The)	13,083	1,190,030
		9,656,457
Multi-Utilities — 1.2%
Ameren Corp.	22,320	1,010,650

CenterPoint Energy, Inc.	5,641	130,251
DTE Energy Co.	6,266	561,809
PG&E Corp.	15,279	898,558
Public Service Enterprise Group, Inc.	8,592	366,706
		2,967,974
Multiline Retail — 1.5%
Big Lots, Inc.	9,932	455,978
Kohl's Corp.	7,713	460,620
Macy's, Inc.	22,535	1,439,536
Target Corp.	18,878	1,389,610
		3,745,744
Oil, Gas and Consumable Fuels — 6.5%
Apache Corp.	3,665	229,319
Chesapeake Energy Corp.	11,099	212,879
Chevron Corp.	2,284	234,179
ConocoPhillips	36,834	2,319,805
EOG Resources, Inc.	6,556	583,681
Exxon Mobil Corp.	84,371	7,375,713
HollyFrontier Corp.	8,744	314,084
Murphy Oil Corp.	5,907	265,283
Occidental Petroleum Corp.	44,207	3,536,560
Valero Energy Corp.	13,937	736,989
		15,808,492
Paper and Forest Products — 0.8%
International Paper Co.	38,074	2,004,977
Pharmaceuticals — 6.1%
AbbVie, Inc.	30,328	1,830,295
Eli Lilly & Co.	28,832	2,075,904
Johnson & Johnson	48,671	4,873,914
Mylan, Inc.(1)	10,834	575,827
Pfizer, Inc.	181,360	5,667,500
		15,023,440
Professional Services — 0.1%
Equifax, Inc.	3,014	254,562
Real Estate Investment Trusts (REITs) — 1.4%
Annaly Capital Management, Inc.	18,664	197,092
CBL & Associates Properties, Inc.	4,972	102,523
Digital Realty Trust, Inc.	1,446	105,471
Equity Residential	675	52,387
Host Hotels & Resorts, Inc.	26,080	596,971
Iron Mountain, Inc.	2,551	101,632
Macerich Co. (The)	589	50,660
ProLogis, Inc.	5,703	257,433
Public Storage	7,584	1,523,171
Simon Property Group, Inc.	956	189,919
Weyerhaeuser Co.	4,531	162,436
		3,339,695

Road and Rail — 2.0%
Con-way, Inc.	2,274	93,166
Ryder System, Inc.	2,766	228,997
Union Pacific Corp.	39,754	4,659,566
		4,981,729
Semiconductors and Semiconductor Equipment — 1.9%
Altera Corp.	3,482	114,645
First Solar, Inc.(1)	4,031	170,592
KLA-Tencor Corp.	15,429	948,420
Marvell Technology Group Ltd.	30,972	479,756
Micron Technology, Inc.(1)	22,469	657,555
NVIDIA Corp.	26,185	502,883
Texas Instruments, Inc.	31,786	1,698,962
Xilinx, Inc.	3,803	146,701
		4,719,514
Software — 3.4%
CA, Inc.	1,619	49,056
Citrix Systems, Inc.(1)	778	46,104
Electronic Arts, Inc.(1)	22,216	1,218,770
Microsoft Corp.	62,532	2,526,293
MicroStrategy, Inc., Class A(1)	591	95,506
Oracle Corp.	55,650	2,331,178
Red Hat, Inc.(1)	5,557	354,481
Symantec Corp.	63,756	1,579,236
		8,200,624
Specialty Retail — 3.3%
Bed Bath & Beyond, Inc.(1)	1,105	82,621
Best Buy Co., Inc.	5,894	207,469
Gap, Inc. (The)	35,502	1,462,327
Home Depot, Inc. (The)	45,272	4,727,302
Lowe's Cos., Inc.	6,266	424,584
Pier 1 Imports, Inc.	3,475	58,415
Rent-A-Center, Inc.	2,063	70,720
Ross Stores, Inc.	934	85,657
TJX Cos., Inc. (The)	14,662	966,812
		8,085,907
Technology Hardware, Storage and Peripherals — 5.4%
Apple, Inc.	82,791	9,699,794
EMC Corp.	21,285	551,920
Hewlett-Packard Co.	74,849	2,704,294
NetApp, Inc.	1,631	61,652
Western Digital Corp.	2,350	228,490
		13,246,150
Textiles, Apparel and Luxury Goods — 0.5%
Coach, Inc.	2,926	108,818
Ralph Lauren Corp.	7,062	1,178,577
		1,287,395

Thrifts and Mortgage Finance†
Hudson City Bancorp, Inc.	7,126	63,920
Tobacco — 0.8%
Altria Group, Inc.	3,144	166,946
Lorillard, Inc.	26,390	1,731,448
		1,898,394
Trading Companies and Distributors†
W.W. Grainger, Inc.	290	68,394
TOTAL COMMON STOCKS (Cost $176,052,249)		239,445,121
EXCHANGE-TRADED FUNDS — 0.6%
SPDR S&P 500 ETF Trust (Cost $1,367,871)	6,741	1,344,627
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% - 1.50%, 12/31/15 - 1/31/19, valued at $496,668), in a joint trading account at 0.04%, dated 1/30/15, due 2/2/15 (Delivery value $486,158)		486,156
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 11/15/23, valued at $1,999,725), at 0.00%, dated 1/30/15, due 2/2/15 (Delivery value $1,959,000)		1,959,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,445,156)		2,445,156
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $179,865,276)		243,234,904
OTHER ASSETS AND LIABILITIES — 0.6%		1,567,798
TOTAL NET ASSETS — 100.0%		$244,802,702

NOTES TO SCHEDULE OF INVESTMENTS
†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	239,445,121	—	—
Exchange-Traded Funds	1,344,627	—	—
Temporary Cash Investments	—	2,445,156	—
	240,789,748	2,445,156	—

3. Federal Tax Information

As of January 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$182,127,827
Gross tax appreciation of investments	$64,107,309
Gross tax depreciation of investments	(3,000,232)
Net tax appreciation (depreciation) of investments	$61,107,077

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Growth Fund
January 31, 2015

Growth - Schedule of Investments
JANUARY 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.2%
Aerospace and Defense — 5.9%
Boeing Co. (The)	1,895,338	275,525,285
Lockheed Martin Corp.	1,077,094	202,892,197
Raytheon Co.	583,285	58,357,664
		536,775,146
Airlines — 0.8%
Alaska Air Group, Inc.	1,085,191	73,651,913
Automobiles — 0.6%
Harley-Davidson, Inc.	901,899	55,647,168
Banks — 1.6%
Wells Fargo & Co.	2,757,510	143,169,919
Beverages — 2.1%
PepsiCo, Inc.	2,100,222	196,958,819
Biotechnology — 7.1%
Alexion Pharmaceuticals, Inc.(1)	831,326	152,332,176
Biogen Idec, Inc.(1)	448,704	174,617,649
Gilead Sciences, Inc.(1)	1,871,142	196,151,816
Incyte Corp.(1)	682,343	54,389,561
Regeneron Pharmaceuticals, Inc.(1)	184,837	77,014,184
		654,505,386
Capital Markets — 1.0%
Franklin Resources, Inc.	1,751,473	90,253,404
Chemicals — 3.1%
Dow Chemical Co. (The)	1,764,812	79,698,910
PPG Industries, Inc.	486,373	108,402,814
Sherwin-Williams Co. (The)	339,224	92,021,295
		280,123,019
Communications Equipment — 2.4%
Cisco Systems, Inc.	2,267,038	59,770,457
QUALCOMM, Inc.	2,504,928	156,457,803
		216,228,260
Electrical Equipment — 0.6%
Generac Holdings, Inc.(1)	1,185,148	51,838,374
Energy Equipment and Services — 0.3%
National Oilwell Varco, Inc.	464,103	25,261,126
Food and Staples Retailing — 0.5%
Kroger Co. (The)	716,098	49,446,567
Food Products — 1.8%
ConAgra Foods, Inc.	1,612,945	57,146,641
Mead Johnson Nutrition Co.	1,096,149	107,959,715
		165,106,356

Health Care Equipment and Supplies — 3.5%
C.R. Bard, Inc.	562,431	96,192,574
DENTSPLY International, Inc.	1,260,270	63,045,007
Intuitive Surgical, Inc.(1)	179,460	88,739,381
Medtronic plc	291,799	20,834,448
Mettler-Toledo International, Inc.(1)	166,122	50,492,782
		319,304,192
Health Care Providers and Services — 2.5%
Cardinal Health, Inc.	834,253	69,401,507
Express Scripts Holding Co.(1)	1,397,320	112,777,697
Quest Diagnostics, Inc.	721,299	51,262,720
		233,441,924
Health Care Technology — 0.6%
Cerner Corp.(1)	864,919	57,387,376
Hotels, Restaurants and Leisure — 1.9%
Chipotle Mexican Grill, Inc.(1)	73,050	51,853,812
Marriott International, Inc., Class A	1,076,973	80,234,489
MGM Resorts International(1)	2,277,526	44,366,206
		176,454,507
Household Products — 0.7%
Church & Dwight Co., Inc.	805,121	65,150,391
Industrial Conglomerates — 1.8%
3M Co.	1,007,934	163,587,688
Insurance — 0.3%
American International Group, Inc.	543,326	26,552,342
Internet and Catalog Retail — 1.9%
Expedia, Inc.	1,979,349	170,085,460
Internet Software and Services — 5.6%
Facebook, Inc., Class A(1)	2,801,941	212,695,341
Google, Inc., Class A(1)	206,513	111,011,063
LinkedIn Corp., Class A(1)	166,780	37,482,137
Pandora Media, Inc.(1)	2,828,140	46,947,124
VeriSign, Inc.(1)	762,843	41,559,687
Yelp, Inc.(1)	1,187,732	62,320,298
		512,015,650
IT Services — 7.7%
Alliance Data Systems Corp.(1)	375,292	108,395,588
Cognizant Technology Solutions Corp., Class A(1)	1,485,575	80,414,175
Fiserv, Inc.(1)	1,091,694	79,180,566
Teradata Corp.(1)	1,080,013	48,125,379
Visa, Inc., Class A	1,518,899	387,182,544
		703,298,252
Life Sciences Tools and Services — 1.1%
Illumina, Inc.(1)	281,320	54,910,851
Waters Corp.(1)	348,995	41,547,855
		96,458,706
Machinery — 3.6%
Caterpillar, Inc.	1,577,119	126,122,206
Parker-Hannifin Corp.	733,325	85,403,029

WABCO Holdings, Inc.(1)	603,915	57,474,591
Wabtec Corp.	711,026	59,335,120
		328,334,946
Media — 5.8%
Comcast Corp., Class A	5,327,509	283,130,466
Scripps Networks Interactive, Inc., Class A	550,267	39,118,481
Sirius XM Holdings, Inc.(1)	14,439,774	51,261,198
Walt Disney Co. (The)	1,752,608	159,417,223
		532,927,368
Metals and Mining — 0.2%
United States Steel Corp.	719,995	17,596,678
Multiline Retail — 1.4%
Macy's, Inc.	2,051,204	131,030,912
Oil, Gas and Consumable Fuels — 3.5%
Concho Resources, Inc.(1)	275,706	30,562,010
Exxon Mobil Corp.	2,371,574	207,322,999
Occidental Petroleum Corp.	489,669	39,173,520
Phillips 66	671,644	47,230,006
		324,288,535
Personal Products — 1.1%
Estee Lauder Cos., Inc. (The), Class A	1,445,250	102,020,197
Pharmaceuticals — 2.4%
Eli Lilly & Co.	333,285	23,996,520
Jazz Pharmaceuticals plc(1)	292,429	49,519,927
Teva Pharmaceutical Industries Ltd. ADR	1,825,102	103,775,300
Zoetis, Inc.	1,076,347	45,992,307
		223,284,054
Real Estate Investment Trusts (REITs) — 0.9%
Simon Property Group, Inc.	418,575	83,154,110
Road and Rail — 2.3%
Union Pacific Corp.	1,776,209	208,189,457
Semiconductors and Semiconductor Equipment — 1.1%
Altera Corp.	1,975,355	65,038,563
Xilinx, Inc.	828,765	31,969,610
		97,008,173
Software — 5.3%
Electronic Arts, Inc.(1)	1,191,623	65,372,438
Intuit, Inc.	1,688,305	146,578,640
NetSuite, Inc.(1)	475,923	46,845,101
Oracle Corp.	4,283,203	179,423,374
Splunk, Inc.(1)	830,696	42,905,448
		481,125,001
Specialty Retail — 6.5%
AutoZone, Inc.(1)	177,100	105,721,616
Bed Bath & Beyond, Inc.(1)	1,663,899	124,409,728
Gap, Inc. (The)	1,971,241	81,195,417
O'Reilly Automotive, Inc.(1)	387,045	72,516,751
Ross Stores, Inc.	910,862	83,535,154
TJX Cos., Inc. (The)	2,009,303	132,493,440
		599,872,106

Technology Hardware, Storage and Peripherals — 5.9%
Apple, Inc.	4,617,634	541,001,999
Tobacco — 2.2%
Lorillard, Inc.	933,190	61,226,596
Philip Morris International, Inc.	1,806,604	144,961,905
		206,188,501
Wireless Telecommunication Services — 1.6%
SBA Communications Corp., Class A(1)	1,246,789	145,500,276
TOTAL COMMON STOCKS (Cost $7,595,090,407)		9,084,224,258
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% - 1.50%, 12/31/15 - 1/31/19, valued at $12,997,689), in a joint trading account at 0.04%, dated 1/30/15, due 2/2/15 (Delivery value $12,722,638)		12,722,596
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.75%, 12/31/21 - 11/15/23, valued at $52,296,950), at 0.00%, dated 1/30/15, due 2/2/15 (Delivery value $51,271,000)		51,271,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $63,993,596)		63,993,596
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $7,659,084,003)		9,148,217,854
OTHER ASSETS AND LIABILITIES — 0.1%		11,711,319
TOTAL NET ASSETS — 100.0%		$9,159,929,173

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	9,084,224,258	—	—
Temporary Cash Investments	—	63,993,596	—
	9,084,224,258	63,993,596	—

3. Federal Tax Information

As of January 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$7,662,605,088
Gross tax appreciation of investments	$1,668,411,580
Gross tax depreciation of investments	(182,798,814)
Net tax appreciation (depreciation) of investments	$1,485,612,766

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Heritage Fund
January 31, 2015

Heritage - Schedule of Investments
JANUARY 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%
Aerospace and Defense — 2.0%
B/E Aerospace, Inc.(1)	674,508	39,344,052
Esterline Technologies Corp.(1)	643,957	72,181,140
		111,525,192
Airlines — 1.8%
Spirit Airlines, Inc.(1)	1,411,555	104,652,688
Auto Components — 1.3%
BorgWarner, Inc.	1,353,769	73,117,064
Automobiles — 0.3%
Tesla Motors, Inc.(1)	73,331	14,930,192
Banks — 2.3%
East West Bancorp, Inc.	1,137,455	41,153,122
Signature Bank(1)	378,215	44,300,323
SVB Financial Group(1)	374,742	42,308,372
		127,761,817
Beverages — 4.1%
Boston Beer Co., Inc. (The), Class A(1)	56,344	17,721,315
Brown-Forman Corp., Class B	844,405	75,042,272
Constellation Brands, Inc., Class A(1)	1,239,192	136,868,757
		229,632,344
Biotechnology — 2.7%
Alexion Pharmaceuticals, Inc.(1)	283,573	51,961,916
BioMarin Pharmaceutical, Inc.(1)	284,629	27,654,554
Regeneron Pharmaceuticals, Inc.(1)	67,763	28,234,132
Vertex Pharmaceuticals, Inc.(1)	428,931	47,242,460
		155,093,062
Building Products — 1.0%
Fortune Brands Home & Security, Inc.	101,504	4,546,364
Lennox International, Inc.	503,383	49,487,583
		54,033,947
Capital Markets — 2.0%
Affiliated Managers Group, Inc.(1)	537,630	110,493,718
Chemicals — 1.1%
Sherwin-Williams Co. (The)	228,099	61,876,416
Commercial Services and Supplies — 1.4%
KAR Auction Services, Inc.	1,058,681	36,111,609
Stericycle, Inc.(1)	316,227	41,517,443
		77,629,052
Communications Equipment — 1.9%
ARRIS Group, Inc.(1)	683,402	17,918,800
Motorola Solutions, Inc.	478,463	29,860,876
Palo Alto Networks, Inc.(1)	454,516	57,446,277
		105,225,953

Consumer Finance — 1.0%
Discover Financial Services	1,042,897	56,712,739
Containers and Packaging — 0.8%
Ball Corp.	740,775	46,913,281
Distributors — 0.7%
LKQ Corp.(1)	1,544,900	39,873,869
Electrical Equipment — 0.9%
Acuity Brands, Inc.	339,473	50,883,608
Electronic Equipment, Instruments and Components — 1.0%
TE Connectivity Ltd.	818,595	54,346,522
Energy Equipment and Services — 0.8%
Patterson-UTI Energy, Inc.	1,873,424	32,147,956
Weatherford International plc(1)	1,194,136	12,335,425
		44,483,381
Food and Staples Retailing — 3.0%
Costco Wholesale Corp.	618,375	88,421,441
United Natural Foods, Inc.(1)	392,204	30,309,525
Whole Foods Market, Inc.	927,853	48,336,502
		167,067,468
Food Products — 2.4%
Hain Celestial Group, Inc. (The)(1)	728,321	38,433,499
Hershey Co. (The)	656,885	67,140,216
WhiteWave Foods Co., Class A(1)	991,536	32,690,942
		138,264,657
Health Care Equipment and Supplies — 3.5%
Cooper Cos., Inc. (The)	225,940	35,619,441
Intuitive Surgical, Inc.(1)	110,404	54,592,570
Teleflex, Inc.	967,896	106,042,686
		196,254,697
Health Care Providers and Services — 4.1%
AmerisourceBergen Corp.	964,712	91,695,875
Catamaran Corp.(1)	925,971	46,215,213
HCA Holdings, Inc.(1)	634,135	44,896,758
Team Health Holdings, Inc.(1)	904,274	46,750,966
		229,558,812
Hotels, Restaurants and Leisure — 3.2%
Chipotle Mexican Grill, Inc.(1)	117,950	83,725,628
La Quinta Holdings, Inc.(1)	1,498,482	30,464,139
Panera Bread Co., Class A(1)	231,681	39,816,697
Papa John's International, Inc.	385,094	24,438,065
		178,444,529
Household Durables — 1.6%
Harman International Industries, Inc.	480,899	62,338,938
Mohawk Industries, Inc.(1)	166,880	27,541,875
		89,880,813
Internet and Catalog Retail — 1.0%
TripAdvisor, Inc.(1)	819,378	54,906,520

Internet Software and Services — 3.0%
CoStar Group, Inc.(1)	515,609	95,135,017
LinkedIn Corp., Class A(1)	326,533	73,385,026
		168,520,043
IT Services — 2.1%
Alliance Data Systems Corp.(1)	414,568	119,739,675
Leisure Products — 1.1%
Polaris Industries, Inc.	426,262	61,633,223
Life Sciences Tools and Services — 0.8%
Illumina, Inc.(1)	237,445	46,346,889
Machinery — 5.6%
Flowserve Corp.	1,148,065	62,558,062
Ingersoll-Rand plc	1,092,383	72,534,231
Middleby Corp.(1)	1,174,126	111,565,453
Snap-On, Inc.	272,602	36,177,011
WABCO Holdings, Inc.(1)	349,801	33,290,561
		316,125,318
Media — 1.5%
Charter Communications, Inc., Class A(1)	564,875	85,361,086
Multiline Retail — 1.7%
Burlington Stores, Inc.(1)	663,196	33,086,848
Dollar Tree, Inc.(1)	871,631	61,972,964
		95,059,812
Oil, Gas and Consumable Fuels — 3.2%
Antero Resources Corp.(1)	1,231,593	42,674,697
Cabot Oil & Gas Corp.	935,216	24,783,224
Concho Resources, Inc.(1)	702,089	77,826,566
Gulfport Energy Corp.(1)	645,724	24,853,917
Oasis Petroleum, Inc.(1)	731,154	9,826,710
		179,965,114
Pharmaceuticals — 4.2%
Endo International plc(1)	923,300	73,503,913
Pacira Pharmaceuticals, Inc.(1)	185,050	19,865,118
Salix Pharmaceuticals Ltd.(1)	403,372	54,322,107
Zoetis, Inc.	2,094,654	89,504,565
		237,195,703
Professional Services — 1.3%
Nielsen NV	1,643,688	71,599,049
Real Estate Management and Development — 1.4%
Jones Lang LaSalle, Inc.	554,230	81,516,148
Road and Rail — 3.2%
Canadian Pacific Railway Ltd., New York Shares	670,592	117,132,305
Kansas City Southern	572,406	63,016,176
		180,148,481
Semiconductors and Semiconductor Equipment — 3.8%
Avago Technologies Ltd.	1,217,474	125,253,725
NXP Semiconductors NV(1)	1,120,436	88,895,392
		214,149,117

Software — 8.1%
Electronic Arts, Inc.(1)	5,249,411	287,982,688
Intuit, Inc.	1,216,088	105,580,760
NetSuite, Inc.(1)	324,082	31,899,391
Splunk, Inc.(1)	621,476	32,099,235
		457,562,074
Specialty Retail — 5.3%
Advance Auto Parts, Inc.	373,823	59,437,857
AutoZone, Inc.(1)	116,600	69,605,536
Restoration Hardware Holdings, Inc.(1)	341,286	29,872,764
Signet Jewelers Ltd.	642,577	77,822,500
Tractor Supply Co.	746,972	60,631,717
		297,370,374
Textiles, Apparel and Luxury Goods — 3.7%
Hanesbrands, Inc.	713,138	79,429,310
Kate Spade & Co.(1)	1,091,073	34,401,532
Michael Kors Holdings Ltd.(1)	354,297	25,080,685
Under Armour, Inc., Class A(1)	981,595	70,753,367
		209,664,894
Wireless Telecommunication Services — 3.2%
SBA Communications Corp., Class A(1)	1,524,605	177,921,403
TOTAL COMMON STOCKS (Cost $4,150,353,858)		5,573,440,744
TEMPORARY CASH INVESTMENTS — 1.3%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% - 1.50%, 12/31/15 - 1/31/19, valued at $11,580,725), in a joint trading account at 0.04%, dated 1/30/15, due 2/2/15 (Delivery value $11,335,659)		11,335,621
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 8/15/23, valued at $46,596,606), at 0.00%, dated 1/30/15, due 2/2/15 (Delivery value $45,682,000)		45,682,000
State Street Institutional Liquid Reserves Fund, Premier Class	17,139,955	17,139,955
TOTAL TEMPORARY CASH INVESTMENTS (Cost $74,157,576)		74,157,576
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $4,224,511,434)		5,647,598,320
OTHER ASSETS AND LIABILITIES — (0.4)%		(19,870,809)
TOTAL NET ASSETS — 100.0%		$5,627,727,511

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	103,316,904	CAD	128,248,306	JPMorgan Chase Bank N.A.	2/27/15	2,427,187
USD	4,866,147	CAD	6,059,910	JPMorgan Chase Bank N.A.	2/27/15	98,968
						2,526,155

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	5,573,440,744	—	—
Temporary Cash Investments	17,139,955	57,017,621	—
	5,590,580,699	57,017,621	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	2,526,155	—

3. Federal Tax Information

As of January 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,234,840,487
Gross tax appreciation of investments	$1,555,440,535
Gross tax depreciation of investments	(142,682,702)
Net tax appreciation (depreciation) of investments	$1,412,757,833

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
New Opportunities Fund
January 31, 2015

New Opportunities - Schedule of Investments
JANUARY 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.9%
Aerospace and Defense — 1.4%
Esterline Technologies Corp.(1)	12,967	1,453,471
TransDigm Group, Inc.	5,219	1,072,661
		2,526,132
Airlines — 0.8%
Spirit Airlines, Inc.(1)	20,402	1,512,604
Auto Components — 1.4%
American Axle & Manufacturing Holdings, Inc.(1)	40,884	995,525
Cooper Tire & Rubber Co.	42,593	1,481,811
		2,477,336
Banks — 2.0%
Bank of the Ozarks, Inc.	20,718	671,885
Cathay General Bancorp	39,154	935,389
Signature Bank(1)	18,030	2,111,854
		3,719,128
Biotechnology — 7.8%
ACADIA Pharmaceuticals, Inc.(1)	13,225	402,437
Agios Pharmaceuticals, Inc.(1)	1,990	230,681
Alder Biopharmaceuticals, Inc.(1)	9,452	255,960
Alkermes plc(1)	14,908	1,077,103
Alnylam Pharmaceuticals, Inc.(1)	7,737	725,963
Anacor Pharmaceuticals, Inc.(1)	20,032	753,203
Bluebird Bio, Inc.(1)	4,006	372,197
Celldex Therapeutics, Inc.(1)	17,261	369,731
Cepheid, Inc.(1)	9,930	561,144
Exact Sciences Corp.(1)	14,026	381,647
Incyte Corp.(1)	15,786	1,258,302
Intercept Pharmaceuticals, Inc.(1)	1,988	399,648
Isis Pharmaceuticals, Inc.(1)	14,564	997,780
Juno Therapeutics, Inc.(1)	4,218	180,319
Keryx Biopharmaceuticals, Inc.(1)	17,068	207,547
Medivation, Inc.(1)	9,269	1,008,653
NPS Pharmaceuticals, Inc.(1)	13,995	641,811
Opko Health, Inc.(1)	35,265	427,764
Pharmacyclics, Inc.(1)	7,063	1,191,881
Puma Biotechnology, Inc.(1)	2,212	466,909
Receptos, Inc.(1)	3,014	332,052
Seattle Genetics, Inc.(1)	14,198	442,410
Spark Therapeutics, Inc.(1)	6,772	338,600
Synageva BioPharma Corp.(1)	3,837	442,099
United Therapeutics Corp.(1)	5,881	829,986
		14,295,827

Building Products — 4.2%
Apogee Enterprises, Inc.	38,379	1,660,276
Fortune Brands Home & Security, Inc.	41,486	1,858,158
Insteel Industries, Inc.	16,681	340,626
Lennox International, Inc.	18,763	1,844,591
NCI Building Systems, Inc.(1)	48,212	743,911
Trex Co., Inc.(1)	28,950	1,231,243
		7,678,805
Capital Markets — 1.7%
Evercore Partners, Inc., Class A	21,281	1,018,721
HFF, Inc., Class A	18,229	619,239
Lazard Ltd., Class A	32,027	1,466,837
		3,104,797
Chemicals — 1.2%
International Flavors & Fragrances, Inc.	11,363	1,205,728
PolyOne Corp.	25,931	922,884
		2,128,612
Commercial Services and Supplies — 0.4%
HNI Corp.	15,952	785,636
Communications Equipment — 1.1%
Infinera Corp.(1)	49,365	795,764
Palo Alto Networks, Inc.(1)	9,891	1,250,123
		2,045,887
Construction Materials — 1.7%
Caesarstone Sdot-Yam Ltd.	20,595	1,278,950
Headwaters, Inc.(1)	77,690	1,093,875
Martin Marietta Materials, Inc.	6,661	717,656
		3,090,481
Containers and Packaging — 2.5%
Ball Corp.	18,733	1,186,361
Berry Plastics Group, Inc.(1)	43,050	1,455,951
Graphic Packaging Holding Co.(1)	86,343	1,250,246
Packaging Corp. of America	9,828	745,454
		4,638,012
Distributors — 2.6%
LKQ Corp.(1)	186,339	4,809,410
Diversified Consumer Services — 0.6%
Nord Anglia Education, Inc.(1)	56,348	1,129,214
Diversified Financial Services — 1.1%
CBOE Holdings, Inc.	15,997	1,031,327
MarketAxess Holdings, Inc.	13,735	1,043,448
		2,074,775
Electrical Equipment — 0.9%
Acuity Brands, Inc.	11,233	1,683,714
Electronic Equipment, Instruments and Components — 2.2%
Belden, Inc.	12,830	1,064,120
Littelfuse, Inc.	16,971	1,675,717
Methode Electronics, Inc.	34,108	1,233,686
		3,973,523

Energy Equipment and Services — 0.7%
Dril-Quip, Inc.(1)	5,897	437,734
Helmerich & Payne, Inc.	6,325	376,717
RigNet, Inc.(1)	15,313	524,011
		1,338,462
Food and Staples Retailing — 1.3%
Natural Grocers by Vitamin Cottage, Inc.(1)	19,261	593,239
United Natural Foods, Inc.(1)	22,923	1,771,489
		2,364,728
Food Products — 2.0%
Hain Celestial Group, Inc. (The)(1)	28,620	1,510,277
J&J Snack Foods Corp.	9,004	883,473
TreeHouse Foods, Inc.(1)	12,844	1,164,951
		3,558,701
Health Care Equipment and Supplies — 5.6%
Align Technology, Inc.(1)	7,988	423,763
Cardiovascular Systems, Inc.(1)	30,811	1,050,347
Cooper Cos., Inc. (The)	4,342	684,516
DexCom, Inc.(1)	9,842	588,355
Entellus Medical, Inc.(1)	27,899	602,340
IDEXX Laboratories, Inc.(1)	5,931	939,589
Insulet Corp.(1)	9,160	269,212
Mettler-Toledo International, Inc.(1)	2,880	875,376
NuVasive, Inc.(1)	30,502	1,412,853
Sirona Dental Systems, Inc.(1)	5,009	451,912
STERIS Corp.	15,986	1,042,607
Teleflex, Inc.	16,815	1,842,251
		10,183,121
Health Care Providers and Services — 4.1%
Acadia Healthcare Co., Inc.(1)	7,015	405,116
Brookdale Senior Living, Inc.(1)	17,054	575,572
Centene Corp.(1)	7,817	853,304
ExamWorks Group, Inc.(1)	55,130	2,037,605
Healthways, Inc.(1)	34,753	716,607
Mednax, Inc.(1)	9,349	634,704
Team Health Holdings, Inc.(1)	22,098	1,142,466
Tenet Healthcare Corp.(1)	16,285	688,530
Universal Health Services, Inc., Class B	4,964	508,959
		7,562,863
Health Care Technology — 0.9%
athenahealth, Inc.(1)	4,953	691,984
HMS Holdings Corp.(1)	16,386	324,197
Medidata Solutions, Inc.(1)	14,849	638,358
		1,654,539
Hotels, Restaurants and Leisure — 4.2%
Buffalo Wild Wings, Inc.(1)	4,868	868,061
El Pollo Loco Holdings, Inc.(1)	46,845	1,205,322
La Quinta Holdings, Inc.(1)	73,149	1,487,119
Papa John's International, Inc.	38,693	2,455,458

Vail Resorts, Inc.	18,684	1,639,708
		7,655,668
Household Durables — 2.1%
Harman International Industries, Inc.	15,529	2,013,024
Jarden Corp.(1)	37,818	1,816,021
		3,829,045
Insurance — 0.8%
Allied World Assurance Co. Holdings Ltd.	38,781	1,499,661
Internet Software and Services — 3.8%
comScore, Inc.(1)	26,589	1,105,039
CoStar Group, Inc.(1)	20,166	3,720,829
Envestnet, Inc.(1)	28,698	1,477,086
Yelp, Inc.(1)	13,467	706,613
		7,009,567
IT Services — 3.2%
Alliance Data Systems Corp.(1)	8,656	2,500,112
FleetCor Technologies, Inc.(1)	7,221	1,014,550
Heartland Payment Systems, Inc.	19,862	988,532
Virtusa Corp.(1)	37,108	1,390,066
		5,893,260
Leisure Products — 1.9%
Brunswick Corp.	41,732	2,265,213
Polaris Industries, Inc.	7,808	1,128,959
		3,394,172
Life Sciences Tools and Services — 0.7%
Charles River Laboratories International, Inc.(1)	18,703	1,297,053
Machinery — 4.7%
Middleby Corp.(1)	39,286	3,732,956
Mueller Water Products, Inc., Class A	163,065	1,668,155
Snap-On, Inc.	16,702	2,216,522
WABCO Holdings, Inc.(1)	10,091	960,361
		8,577,994
Metals and Mining — 0.8%
Horsehead Holding Corp.(1)	102,621	1,379,226
Multiline Retail — 0.5%
Burlington Stores, Inc.(1)	19,808	988,221
Oil, Gas and Consumable Fuels — 1.6%
Carrizo Oil & Gas, Inc.(1)	20,709	933,976
Diamondback Energy, Inc.(1)	7,767	535,845
Gulfport Energy Corp.(1)	31,337	1,206,161
Magnum Hunter Resources Corp.(1)	164,690	319,499
		2,995,481
Pharmaceuticals — 2.9%
Akorn, Inc.(1)	12,443	529,823
Jazz Pharmaceuticals plc(1)	6,891	1,166,922
Mallinckrodt plc(1)	10,772	1,141,724
Medicines Co. (The)(1)	11,115	318,667
Pacira Pharmaceuticals, Inc.(1)	7,989	857,619
Salix Pharmaceuticals Ltd.(1)	9,336	1,257,279
		5,272,034

Professional Services — 1.1%
Huron Consulting Group, Inc.(1)	16,252	1,222,475
Korn/Ferry International(1)	30,382	865,887
		2,088,362
Real Estate Investment Trusts (REITs) — 1.2%
Federal Realty Investment Trust	5,791	832,572
Sun Communities, Inc.	19,990	1,353,923
		2,186,495
Road and Rail — 1.5%
Roadrunner Transportation Systems, Inc.(1)	42,118	855,838
Saia, Inc.(1)	28,171	1,186,281
Swift Transportation Co.(1)	25,868	635,835
		2,677,954
Semiconductors and Semiconductor Equipment — 4.5%
Freescale Semiconductor Ltd.(1)	28,540	915,849
M/A-COM Technology Solutions Holdings, Inc.(1)	30,004	975,430
Qorvo, Inc.(1)	19,024	1,405,303
Skyworks Solutions, Inc.	28,431	2,361,194
Spansion, Inc., Class A(1)	33,159	1,175,818
Synaptics, Inc.(1)	16,863	1,295,247
		8,128,841
Software — 4.8%
FireEye, Inc.(1)	26,191	885,518
Manhattan Associates, Inc.(1)	17,312	772,808
Monotype Imaging Holdings, Inc.	26,406	774,752
QLIK Technologies, Inc.(1)	44,205	1,255,422
ServiceNow, Inc.(1)	27,286	1,989,149
Splunk, Inc.(1)	13,596	702,233
Take-Two Interactive Software, Inc.(1)	32,015	951,486
Verint Systems, Inc.(1)	27,555	1,470,886
		8,802,254
Specialty Retail — 4.7%
AutoNation, Inc.(1)	18,941	1,129,262
Cabela's, Inc.(1)	11,583	636,486
Restoration Hardware Holdings, Inc.(1)	24,936	2,182,648
Sally Beauty Holdings, Inc.(1)	30,347	943,185
Signet Jewelers Ltd.	23,186	2,808,057
Ulta Salon Cosmetics & Fragrance, Inc.(1)	7,065	932,156
		8,631,794
Technology Hardware, Storage and Peripherals — 1.1%
Nimble Storage, Inc.(1)	46,265	1,037,724
Stratasys Ltd.(1)	11,969	951,416
		1,989,140
Textiles, Apparel and Luxury Goods — 2.4%
Hanesbrands, Inc.	24,991	2,783,498
Skechers U.S.A., Inc., Class A(1)	27,117	1,636,511
		4,420,009
Trading Companies and Distributors — 0.9%
Applied Industrial Technologies, Inc.	21,852	883,476

United Rentals, Inc.(1)	9,055	750,207
		1,633,683
Wireless Telecommunication Services — 0.3%
RingCentral, Inc., Class A(1)	33,971	458,609
TOTAL COMMON STOCKS (Cost $139,460,103)		179,144,830
TEMPORARY CASH INVESTMENTS — 2.2%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% - 1.50%, 12/31/15 - 1/31/19, valued at $637,079), in a joint trading account at 0.04%, dated 1/30/15, due 2/2/15 (Delivery value $623,597)		623,595
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 11/15/23, valued at $2,565,581), at 0.00%, dated 1/30/15, due 2/2/15 (Delivery value $2,513,000)		2,513,000
State Street Institutional Liquid Reserves Fund, Premier Class	943,245	943,245
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,079,840)		4,079,840
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $143,539,943)		183,224,670
OTHER ASSETS AND LIABILITIES — (0.1)%		(236,691)
TOTAL NET ASSETS — 100.0%		$182,987,979

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	179,144,830	—	—
Temporary Cash Investments	943,245	3,136,595	—
	180,088,075	3,136,595	—

3. Federal Tax Information

As of January 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$144,079,078
Gross tax appreciation of investments	$43,120,277
Gross tax depreciation of investments	(3,974,685)
Net tax appreciation (depreciation) of investments	$39,145,592

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Growth Fund
January 31, 2015

NT Growth - Schedule of Investments
JANUARY 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.7%
Aerospace and Defense — 5.9%
Boeing Co. (The)	275,899	40,107,438
Lockheed Martin Corp.	156,911	29,557,325
Raytheon Co.	85,097	8,513,955
		78,178,718
Airlines — 0.8%
Alaska Air Group, Inc.	159,366	10,816,170
Automobiles — 0.6%
Harley-Davidson, Inc.	131,309	8,101,765
Banks — 1.6%
Wells Fargo & Co.	401,403	20,840,844
Beverages — 4.4%
PepsiCo, Inc.	627,738	58,869,270
Biotechnology — 7.1%
Alexion Pharmaceuticals, Inc.(1)	121,034	22,178,270
Biogen Idec, Inc.(1)	65,317	25,418,764
Gilead Sciences, Inc.(1)	272,457	28,561,667
Incyte Corp.(1)	99,335	7,917,993
Regeneron Pharmaceuticals, Inc.(1)	26,572	11,071,490
		95,148,184
Capital Markets — 1.0%
Franklin Resources, Inc.	255,469	13,164,318
Chemicals — 3.0%
Dow Chemical Co. (The)	253,712	11,457,634
PPG Industries, Inc.	69,922	15,584,215
Sherwin-Williams Co. (The)	48,482	13,151,712
		40,193,561
Communications Equipment — 2.4%
Cisco Systems, Inc.	326,138	8,598,628
QUALCOMM, Inc.	364,647	22,775,852
		31,374,480
Electrical Equipment — 0.6%
Generac Holdings, Inc.(1)	173,122	7,572,356
Energy Equipment and Services — 0.3%
National Oilwell Varco, Inc.	65,432	3,561,464
Food and Staples Retailing — 0.5%
Kroger Co. (The)	104,244	7,198,048
Food Products — 1.8%
ConAgra Foods, Inc.	234,801	8,318,999
Mead Johnson Nutrition Co.	159,563	15,715,360
		24,034,359

Health Care Equipment and Supplies — 3.5%
C.R. Bard, Inc.	81,872	14,002,568
DENTSPLY International, Inc.	182,451	9,127,111
Intuitive Surgical, Inc.(1)	26,164	12,937,575
Medtronic plc	42,094	3,005,512
Mettler-Toledo International, Inc.(1)	24,350	7,401,182
		46,473,948
Health Care Providers and Services — 2.5%
Cardinal Health, Inc.	119,934	9,977,309
Express Scripts Holding Co.(1)	203,404	16,416,737
Quest Diagnostics, Inc.	105,001	7,462,421
		33,856,467
Health Care Technology — 0.6%
Cerner Corp.(1)	123,949	8,224,016
Hotels, Restaurants and Leisure — 1.9%
Chipotle Mexican Grill, Inc.(1)	10,542	7,483,133
Marriott International, Inc., Class A	156,772	11,679,514
MGM Resorts International(1)	327,421	6,378,161
		25,540,808
Household Products — 0.7%
Church & Dwight Co., Inc.	115,825	9,372,559
Industrial Conglomerates — 1.8%
3M Co.	146,722	23,812,981
Insurance — 0.3%
American International Group, Inc.	78,417	3,832,239
Internet and Catalog Retail — 1.8%
Expedia, Inc.	285,474	24,530,781
Internet Software and Services — 5.5%
Facebook, Inc., Class A(1)	407,871	30,961,488
Google, Inc., Class A(1)	29,689	15,959,322
LinkedIn Corp., Class A(1)	24,287	5,458,260
Pandora Media, Inc.(1)	399,941	6,639,020
VeriSign, Inc.(1)	107,839	5,875,069
Yelp, Inc.(1)	172,030	9,026,414
		73,919,573
IT Services — 7.6%
Alliance Data Systems Corp.(1)	53,953	15,583,245
Cognizant Technology Solutions Corp., Class A(1)	213,279	11,544,792
Fiserv, Inc.(1)	156,944	11,383,148
Teradata Corp.(1)	155,265	6,918,609
Visa, Inc., Class A	221,102	56,361,111
		101,790,905
Life Sciences Tools and Services — 1.1%
Illumina, Inc.(1)	40,951	7,993,225
Waters Corp.(1)	51,435	6,123,337
		14,116,562
Machinery — 3.6%
Caterpillar, Inc.	228,048	18,236,998
Parker-Hannifin Corp.	105,424	12,277,679

WABCO Holdings, Inc.(1)	86,451	8,227,542
Wabtec Corp.	103,502	8,637,242
		47,379,461
Media — 5.8%
Comcast Corp., Class A	775,511	41,214,532
Scripps Networks Interactive, Inc., Class A	80,008	5,687,769
Sirius XM Holdings, Inc.(1)	2,075,887	7,369,399
Walt Disney Co. (The)	255,122	23,205,897
		77,477,597
Metals and Mining — 0.2%
United States Steel Corp.	100,404	2,453,874
Multiline Retail — 1.4%
Macy's, Inc.	298,588	19,073,802
Oil, Gas and Consumable Fuels — 3.5%
Concho Resources, Inc.(1)	38,219	4,236,576
Exxon Mobil Corp.	345,223	30,179,395
Occidental Petroleum Corp.	71,274	5,701,920
Phillips 66	96,557	6,789,888
		46,907,779
Personal Products — 1.1%
Estee Lauder Cos., Inc. (The), Class A	210,359	14,849,242
Pharmaceuticals — 2.4%
Eli Lilly & Co.	46,477	3,346,344
Jazz Pharmaceuticals plc(1)	41,389	7,008,813
Teva Pharmaceutical Industries Ltd. ADR	261,666	14,878,329
Zoetis, Inc.	154,738	6,611,955
		31,845,441
Real Estate Investment Trusts (REITs) — 0.9%
Simon Property Group, Inc.	60,412	12,001,448
Road and Rail — 2.3%
Union Pacific Corp.	258,558	30,305,583
Semiconductors and Semiconductor Equipment — 1.0%
Altera Corp.	283,981	9,350,074
Xilinx, Inc.	116,046	4,476,475
		13,826,549
Software — 5.2%
Electronic Arts, Inc.(1)	171,550	9,411,233
Intuit, Inc.	244,074	21,190,505
NetSuite, Inc.(1)	67,154	6,609,968
Oracle Corp.	623,597	26,122,478
Splunk, Inc.(1)	117,430	6,065,260
		69,399,444
Specialty Retail — 6.5%
AutoZone, Inc.(1)	25,781	15,390,226
Bed Bath & Beyond, Inc.(1)	242,209	18,109,967
Gap, Inc. (The)	282,801	11,648,573
O'Reilly Automotive, Inc.(1)	56,350	10,557,736
Ross Stores, Inc.	130,501	11,968,246
TJX Cos., Inc. (The)	290,520	19,156,889
		86,831,637

Technology Hardware, Storage and Peripherals — 5.9%
Apple, Inc.	672,176	78,752,140
Wireless Telecommunication Services — 1.6%
SBA Communications Corp., Class A(1)	181,492	21,180,116
TOTAL COMMON STOCKS (Cost $1,131,744,756)		1,316,808,489
EXCHANGE-TRADED FUNDS — 0.4%
iShares Russell 1000 Growth Index Fund (Cost $5,913,463)	62,043	5,845,071
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% - 1.50%, 12/31/15 - 1/31/19, valued at $1,901,234), in a joint trading account at 0.04%, dated 1/30/15, due 2/2/15 (Delivery value $1,861,001)		1,860,995
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 8/15/23, valued at $7,653,731), at 0.00%, dated 1/30/15, due 2/2/15 (Delivery value $7,500,000)		7,500,000
State Street Institutional Liquid Reserves Fund, Premier Class	2,562,833	2,562,833
TOTAL TEMPORARY CASH INVESTMENTS (Cost $11,923,828)		11,923,828
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,149,582,047)		1,334,577,388
OTHER ASSETS AND LIABILITIES†		(58,565)
TOTAL NET ASSETS — 100.0%		$1,334,518,823

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,316,808,489	—	—
Exchange-Traded Funds	5,845,071	—	—
Temporary Cash Investments	2,562,833	9,360,995	—
	1,325,216,393	9,360,995	—

3. Federal Tax Information

As of January 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,152,090,758
Gross tax appreciation of investments	$206,677,509
Gross tax depreciation of investments	(24,190,879)
Net tax appreciation (depreciation) of investments	$182,486,630

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Heritage Fund
January 31, 2015

NT Heritage - Schedule of Investments
JANUARY 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.7%
Aerospace and Defense — 2.0%
B/E Aerospace, Inc.(1)	74,808	4,363,551
Esterline Technologies Corp.(1)	71,940	8,063,754
		12,427,305
Airlines — 1.9%
Spirit Airlines, Inc.(1)	157,129	11,649,544
Auto Components — 1.3%
BorgWarner, Inc.	148,976	8,046,194
Automobiles — 0.2%
Tesla Motors, Inc.(1)	7,890	1,606,404
Banks — 2.3%
East West Bancorp, Inc.	124,910	4,519,244
Signature Bank(1)	42,499	4,977,908
SVB Financial Group(1)	41,220	4,653,738
		14,150,890
Beverages — 4.1%
Boston Beer Co., Inc. (The), Class A(1)	6,226	1,958,202
Brown-Forman Corp., Class B	93,398	8,300,280
Constellation Brands, Inc., Class A(1)	137,355	15,170,860
		25,429,342
Biotechnology — 2.8%
Alexion Pharmaceuticals, Inc.(1)	32,409	5,938,625
BioMarin Pharmaceutical, Inc.(1)	32,458	3,153,619
Regeneron Pharmaceuticals, Inc.(1)	7,409	3,087,034
Vertex Pharmaceuticals, Inc.(1)	47,540	5,236,056
		17,415,334
Building Products — 0.9%
Fortune Brands Home & Security, Inc.	11,258	504,246
Lennox International, Inc.	55,524	5,458,564
		5,962,810
Capital Markets — 2.0%
Affiliated Managers Group, Inc.(1)	60,007	12,332,639
Chemicals — 1.1%
Sherwin-Williams Co. (The)	24,824	6,734,006
Commercial Services and Supplies — 1.4%
KAR Auction Services, Inc.	118,449	4,040,295
Stericycle, Inc.(1)	34,592	4,541,584
		8,581,879
Communications Equipment — 1.9%
ARRIS Group, Inc.(1)	75,794	1,987,319
Motorola Solutions, Inc.	52,520	3,277,773
Palo Alto Networks, Inc.(1)	50,847	6,426,552
		11,691,644

Consumer Finance — 1.0%
Discover Financial Services	116,307	6,324,775
Containers and Packaging — 0.8%
Ball Corp.	82,202	5,205,853
Distributors — 0.7%
LKQ Corp.(1)	166,671	4,301,779
Electrical Equipment — 0.9%
Acuity Brands, Inc.	37,939	5,686,677
Electronic Equipment, Instruments and Components — 1.0%
TE Connectivity Ltd.	90,788	6,027,415
Energy Equipment and Services — 0.8%
Patterson-UTI Energy, Inc.	213,156	3,657,757
Weatherford International plc(1)	128,539	1,327,808
		4,985,565
Food and Staples Retailing — 3.0%
Costco Wholesale Corp.	68,808	9,838,856
United Natural Foods, Inc.(1)	43,472	3,359,516
Whole Foods Market, Inc.	102,905	5,360,836
		18,559,208
Food Products — 2.4%
Hain Celestial Group, Inc. (The)(1)	81,774	4,315,214
Hershey Co. (The)	72,066	7,365,866
WhiteWave Foods Co., Class A(1)	106,951	3,526,174
		15,207,254
Health Care Equipment and Supplies — 3.4%
Cooper Cos., Inc. (The)	24,896	3,924,854
Intuitive Surgical, Inc.(1)	12,119	5,992,603
Teleflex, Inc.	106,569	11,675,700
		21,593,157
Health Care Providers and Services — 4.0%
AmerisourceBergen Corp.	105,911	10,066,841
Catamaran Corp.(1)	103,708	5,176,066
HCA Holdings, Inc.(1)	69,608	4,928,246
Team Health Holdings, Inc.(1)	99,260	5,131,742
		25,302,895
Hotels, Restaurants and Leisure — 3.2%
Chipotle Mexican Grill, Inc.(1)	13,007	9,232,889
La Quinta Holdings, Inc.(1)	170,084	3,457,808
Panera Bread Co., Class A(1)	25,770	4,428,832
Papa John's International, Inc.	43,286	2,746,929
		19,866,458
Household Durables — 1.6%
Harman International Industries, Inc.	53,298	6,909,020
Mohawk Industries, Inc.(1)	19,093	3,151,108
		10,060,128
Internet and Catalog Retail — 1.0%
TripAdvisor, Inc.(1)	90,785	6,083,503

Internet Software and Services — 3.0%
CoStar Group, Inc.(1)	56,598	10,442,897
LinkedIn Corp., Class A(1)	35,984	8,087,044
		18,529,941
IT Services — 2.1%
Alliance Data Systems Corp.(1)	45,506	13,143,498
Leisure Products — 1.1%
Polaris Industries, Inc.	47,070	6,805,851
Life Sciences Tools and Services — 0.8%
Illumina, Inc.(1)	26,045	5,083,724
Machinery — 5.6%
Flowserve Corp.	127,329	6,938,157
Ingersoll-Rand plc	121,153	8,044,559
Middleby Corp.(1)	130,587	12,408,377
Snap-On, Inc.	30,420	4,037,038
WABCO Holdings, Inc.(1)	38,781	3,690,788
		35,118,919
Media — 1.5%
Charter Communications, Inc., Class A(1)	62,107	9,385,299
Multiline Retail — 1.7%
Burlington Stores, Inc.(1)	72,392	3,611,637
Dollar Tree, Inc.(1)	95,564	6,794,600
		10,406,237
Oil, Gas and Consumable Fuels — 3.2%
Antero Resources Corp.(1)	136,314	4,723,280
Cabot Oil & Gas Corp.	103,687	2,747,706
Concho Resources, Inc.(1)	77,715	8,614,708
Gulfport Energy Corp.(1)	73,664	2,835,327
Oasis Petroleum, Inc.(1)	82,505	1,108,867
		20,029,888
Pharmaceuticals — 4.2%
Endo International plc(1)	102,082	8,126,748
Pacira Pharmaceuticals, Inc.(1)	21,354	2,292,352
Salix Pharmaceuticals Ltd.(1)	44,312	5,967,497
Zoetis, Inc.	231,744	9,902,421
		26,289,018
Professional Services — 1.2%
Nielsen NV	180,834	7,877,129
Real Estate Management and Development — 1.4%
Jones Lang LaSalle, Inc.	60,973	8,967,909
Road and Rail — 3.2%
Canadian Pacific Railway Ltd., New York Shares	74,731	13,053,264
Kansas City Southern	62,620	6,893,836
		19,947,100
Semiconductors and Semiconductor Equipment — 3.8%
Avago Technologies Ltd.	135,679	13,958,656
NXP Semiconductors NV(1)	123,030	9,761,200
		23,719,856

Software — 8.1%
Electronic Arts, Inc.(1)	581,627	31,908,057
Intuit, Inc.	135,626	11,775,049
NetSuite, Inc.(1)	35,757	3,519,562
Splunk, Inc.(1)	70,175	3,624,539
		50,827,207
Specialty Retail — 5.3%
Advance Auto Parts, Inc.	41,575	6,610,425
AutoZone, Inc.(1)	12,799	7,640,491
Restoration Hardware Holdings, Inc.(1)	38,017	3,327,628
Signet Jewelers Ltd.	72,057	8,726,823
Tractor Supply Co.	82,339	6,683,457
		32,988,824
Textiles, Apparel and Luxury Goods — 3.7%
Hanesbrands, Inc.	78,153	8,704,681
Kate Spade & Co.(1)	120,928	3,812,860
Michael Kors Holdings Ltd.(1)	39,442	2,792,099
Under Armour, Inc., Class A(1)	110,328	7,952,442
		23,262,082
Wireless Telecommunication Services — 3.1%
SBA Communications Corp., Class A(1)	168,924	19,713,431
TOTAL COMMON STOCKS (Cost $496,424,757)		617,328,571
TEMPORARY CASH INVESTMENTS — 1.4%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% - 1.50%, 12/31/15 - 1/31/19, valued at $1,370,071), in a joint trading account at 0.04%, dated 1/30/15, due 2/2/15 (Delivery value $1,341,078)		1,341,074
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 11/15/23, valued at $5,515,725), at 0.00%, dated 1/30/15, due 2/2/15 (Delivery value $5,404,000)		5,404,000
State Street Institutional Liquid Reserves Fund, Premier Class	2,028,831	2,028,831
TOTAL TEMPORARY CASH INVESTMENTS (Cost $8,773,905)		8,773,905
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $505,198,662)		626,102,476
OTHER ASSETS AND LIABILITIES — (0.1)%		(584,713)
TOTAL NET ASSETS — 100.0%		$625,517,763

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	713,317	CAD	888,307	JPMorgan Chase Bank N.A.	2/27/15	14,507
USD	11,342,087	CAD	14,079,046	JPMorgan Chase Bank N.A.	2/27/15	266,456
						280,963

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	617,328,571	—	—
Temporary Cash Investments	2,028,831	6,745,074	—
	619,357,402	6,745,074	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	280,963	—

3. Federal Tax Information

As of January 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$507,266,569
Gross tax appreciation of investments	$135,845,958
Gross tax depreciation of investments	(17,010,051)
Net tax appreciation (depreciation) of investments	$118,835,907

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Select Fund
January 31, 2015

Select - Schedule of Investments
JANUARY 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.2%
Aerospace and Defense — 3.7%
Boeing Co. (The)	265,700	38,624,809
United Technologies Corp.	429,100	49,252,098
		87,876,907
Auto Components — 1.7%
Delphi Automotive plc	334,400	22,983,312
Gentex Corp.	1,083,400	18,081,946
		41,065,258
Banks — 0.9%
JPMorgan Chase & Co.	385,500	20,963,490
Beverages — 4.2%
Constellation Brands, Inc., Class A(1)	492,500	54,396,625
Diageo plc	1,473,000	43,631,783
		98,028,408
Biotechnology — 7.2%
Biogen Idec, Inc.(1)	171,900	66,896,604
Celgene Corp.(1)	97,500	11,618,100
Gilead Sciences, Inc.(1)	788,400	82,647,972
Vertex Pharmaceuticals, Inc.(1)	67,700	7,456,478
		168,619,154
Capital Markets — 1.9%
Franklin Resources, Inc.	854,900	44,052,997
Chemicals — 3.5%
Ashland, Inc.	184,300	21,843,236
Monsanto Co.	453,700	53,527,526
Sigma-Aldrich Corp.	44,600	6,133,392
		81,504,154
Communications Equipment — 1.8%
QUALCOMM, Inc.	673,400	42,060,564
Diversified Financial Services — 1.6%
CBOE Holdings, Inc.	587,800	37,895,466
Electrical Equipment — 1.2%
Emerson Electric Co.	492,100	28,020,174
Energy Equipment and Services — 1.7%
Core Laboratories NV	96,800	8,978,200
Schlumberger Ltd.	380,300	31,332,917
		40,311,117
Food and Staples Retailing — 2.4%
Costco Wholesale Corp.	322,300	46,085,677
PriceSmart, Inc.	123,200	10,075,296
		56,160,973
Food Products — 2.2%
Mead Johnson Nutrition Co.	373,600	36,795,864

Mondelez International, Inc., Class A	413,000	14,554,120
		51,349,984
Health Care Providers and Services — 4.4%
Express Scripts Holding Co.(1)	413,200	33,349,372
UnitedHealth Group, Inc.	670,100	71,198,125
		104,547,497
Hotels, Restaurants and Leisure — 3.7%
Papa John's International, Inc.	270,200	17,146,892
Starbucks Corp.	586,600	51,345,098
Wynn Resorts Ltd.	120,600	17,842,770
		86,334,760
Industrial Conglomerates — 1.9%
Roper Industries, Inc.	282,300	43,570,182
Insurance — 1.2%
MetLife, Inc.	629,800	29,285,700
Internet and Catalog Retail — 2.2%
Amazon.com, Inc.(1)	128,200	45,450,746
TripAdvisor, Inc.(1)	96,800	6,486,568
		51,937,314
Internet Software and Services — 8.3%
Alibaba Group Holding Ltd. ADR(1)	45,200	4,026,416
Baidu, Inc. ADR(1)	107,200	23,361,024
Facebook, Inc., Class A(1)	690,900	52,446,219
Google, Inc., Class A(1)	96,300	51,766,065
Google, Inc., Class C(1)	94,400	50,458,688
LinkedIn Corp., Class A(1)	60,400	13,574,296
		195,632,708
IT Services — 3.7%
MasterCard, Inc., Class A	762,500	62,547,875
Teradata Corp.(1)	563,500	25,109,560
		87,657,435
Leisure Products — 0.3%
Hasbro, Inc.	119,700	6,573,924
Machinery — 3.3%
FANUC Corp.	101,500	17,045,669
Graco, Inc.	268,800	19,149,312
Middleby Corp.(1)	292,700	27,812,354
Nordson Corp.	202,200	14,732,292
		78,739,627
Media — 2.9%
Walt Disney Co. (The)	757,500	68,902,200
Oil, Gas and Consumable Fuels — 1.5%
Noble Energy, Inc.	431,000	20,575,940
Occidental Petroleum Corp.	186,600	14,928,000
		35,503,940
Personal Products — 1.2%
Estee Lauder Cos., Inc. (The), Class A	386,400	27,275,976

Pharmaceuticals — 5.7%
Allergan, Inc.	188,300	41,286,658
Bristol-Myers Squibb Co.	958,700	57,780,849
Teva Pharmaceutical Industries Ltd. ADR	621,800	35,355,548
		134,423,055
Professional Services — 0.9%
Verisk Analytics, Inc., Class A(1)	329,200	21,184,020
Road and Rail — 0.7%
Swift Transportation Co.(1)	693,600	17,048,688
Semiconductors and Semiconductor Equipment — 0.9%
Linear Technology Corp.	464,400	20,870,136
Software — 4.2%
Electronic Arts, Inc.(1)	868,600	47,651,396
Mobileye NV(1)	200,500	7,897,695
Oracle Corp.	1,037,800	43,473,442
		99,022,533
Specialty Retail — 6.2%
AutoZone, Inc.(1)	82,400	49,189,504
Home Depot, Inc. (The)	486,800	50,831,656
TJX Cos., Inc. (The)	704,000	46,421,760
		146,442,920
Technology Hardware, Storage and Peripherals — 11.2%
Apple, Inc.	1,926,200	225,673,592
EMC Corp.	1,481,700	38,420,481
		264,094,073
Tobacco — 0.8%
Philip Morris International, Inc.	242,800	19,482,272
TOTAL COMMON STOCKS (Cost $1,284,609,621)		2,336,437,606
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% - 1.50%, 12/31/15 - 1/31/19, valued at $3,399,705), in a joint trading account at 0.04%, dated 1/30/15, due 2/2/15 (Delivery value $3,327,762)		3,327,751
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 8/15/23, valued at $13,683,944), at 0.00%, dated 1/30/15, due 2/2/15 (Delivery value $13,411,000)		13,411,000
State Street Institutional Liquid Reserves Fund, Premier Class	5,032,722	5,032,722
TOTAL TEMPORARY CASH INVESTMENTS (Cost $21,771,473)		21,771,473
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $1,306,381,094)		2,358,209,079
OTHER ASSETS AND LIABILITIES — (0.1)%		(3,345,932)
TOTAL NET ASSETS — 100.0%		$2,354,863,147

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	36,497,896	GBP	24,202,127	Credit Suisse AG	2/27/15	50,437
USD	1,685,775	GBP	1,120,585	Credit Suisse AG	2/27/15	(1,782)
JPY	51,765,000	USD	441,070	Credit Suisse AG	2/27/15	(143)
USD	15,111,283	JPY	1,788,480,750	Credit Suisse AG	2/27/15	(122,729)
						(74,217)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	2,275,760,154	60,677,452	—
Temporary Cash Investments	5,032,722	16,738,751	—
	2,280,792,876	77,416,203	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	50,437	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(124,654)	—

3. Federal Tax Information

As of January 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,310,393,932
Gross tax appreciation of investments	$1,066,364,198
Gross tax depreciation of investments	(18,549,051)
Net tax appreciation (depreciation) of investments	$1,047,815,147

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Small Cap Growth Fund
January 31, 2015

Small Cap Growth - Schedule of Investments
JANUARY 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.2%
Aerospace and Defense — 0.7%
Esterline Technologies Corp.(1)	22,790	2,554,531
Airlines — 0.6%
Spirit Airlines, Inc.(1)	29,910	2,217,527
Auto Components — 1.7%
American Axle & Manufacturing Holdings, Inc.(1)	135,307	3,294,726
Cooper Tire & Rubber Co.	85,708	2,981,781
		6,276,507
Banks — 1.9%
Bank of the Ozarks, Inc.	58,439	1,895,177
Cathay General Bancorp	78,171	1,867,505
Renasant Corp.	42,124	1,101,964
Signature Bank(1)	18,089	2,118,764
		6,983,410
Beverages — 0.4%
Boston Beer Co., Inc. (The), Class A(1)	4,206	1,322,871
Biotechnology — 10.8%
ACADIA Pharmaceuticals, Inc.(1)	46,442	1,413,230
Acceleron Pharma, Inc.(1)	8,868	350,020
Acorda Therapeutics, Inc.(1)	29,054	1,207,194
Agios Pharmaceuticals, Inc.(1)	7,535	873,457
Alder Biopharmaceuticals, Inc.(1)	25,886	700,993
Anacor Pharmaceuticals, Inc.(1)	40,338	1,516,709
ARIAD Pharmaceuticals, Inc.(1)	134,571	867,983
Bluebird Bio, Inc.(1)	13,320	1,237,561
Celldex Therapeutics, Inc.(1)	55,023	1,178,593
Cepheid, Inc.(1)	39,332	2,222,651
Clovis Oncology, Inc.(1)	18,807	1,226,028
Dyax Corp.(1)	92,079	1,391,314
Exact Sciences Corp.(1)	54,842	1,492,251
Halozyme Therapeutics, Inc.(1)	80,007	1,142,500
Ironwood Pharmaceuticals, Inc.(1)	82,795	1,289,946
Isis Pharmaceuticals, Inc.(1)	58,282	3,992,900
Juno Therapeutics, Inc.(1)	8,629	368,890
Keryx Biopharmaceuticals, Inc.(1)	65,622	797,963
Ligand Pharmaceuticals, Inc., Class B(1)	14,834	844,351
Momenta Pharmaceuticals, Inc.(1)	27,826	299,686
Neurocrine Biosciences, Inc.(1)	52,273	1,759,509
Novavax, Inc.(1)	172,466	1,346,959
NPS Pharmaceuticals, Inc.(1)	54,165	2,484,007
Opko Health, Inc.(1)	125,884	1,526,973
Portola Pharmaceuticals, Inc.(1)	31,677	900,577
PTC Therapeutics, Inc.(1)	9,692	532,188
Puma Biotechnology, Inc.(1)	10,641	2,246,102
Raptor Pharmaceutical Corp.(1)	32,774	296,277
Receptos, Inc.(1)	11,858	1,306,396
Sangamo Biosciences, Inc.(1)	60,046	767,988

Sarepta Therapeutics, Inc.(1)	32,106	385,272
Spark Therapeutics, Inc.(1)	13,840	692,000
Synageva BioPharma Corp.(1)	13,780	1,587,732
		40,246,200
Building Products — 3.3%
Apogee Enterprises, Inc.	77,827	3,366,796
Insteel Industries, Inc.	75,872	1,549,306
Lennox International, Inc.	23,543	2,314,512
NCI Building Systems, Inc.(1)	120,659	1,861,769
Trex Co., Inc.(1)	77,100	3,279,063
		12,371,446
Capital Markets — 1.7%
Evercore Partners, Inc., Class A	71,392	3,417,535
HFF, Inc., Class A	81,746	2,776,912
		6,194,447
Chemicals — 0.9%
PolyOne Corp.	60,056	2,137,393
Trecora Resources(1)	89,724	1,233,705
		3,371,098
Commercial Services and Supplies — 1.8%
ARC Document Solutions, Inc.(1)	159,117	1,459,103
HNI Corp.	51,744	2,548,392
Multi-Color Corp.	46,652	2,716,079
		6,723,574
Communications Equipment — 0.7%
Infinera Corp.(1)	160,995	2,595,239
Construction Materials — 1.6%
Caesarstone Sdot-Yam Ltd.	54,312	3,372,775
Headwaters, Inc.(1)	176,827	2,489,724
		5,862,499
Containers and Packaging — 1.6%
Berry Plastics Group, Inc.(1)	87,126	2,946,601
Graphic Packaging Holding Co.(1)	212,926	3,083,169
		6,029,770
Distributors — 1.9%
Core-Mark Holding Co., Inc.	22,292	1,486,431
LKQ Corp.(1)	214,872	5,545,846
		7,032,277
Diversified Consumer Services — 1.7%
Grand Canyon Education, Inc.(1)	39,779	1,743,116
Liberty Tax, Inc.(1)	57,675	2,076,300
Nord Anglia Education, Inc.(1)	121,240	2,429,649
		6,249,065
Diversified Financial Services — 0.7%
MarketAxess Holdings, Inc.	36,416	2,766,524
Electronic Equipment, Instruments and Components — 3.9%
Belden, Inc.	48,043	3,984,686
Cognex Corp.(1)	40,574	1,491,095
FEI Co.	18,085	1,486,949
Littelfuse, Inc.	43,510	4,296,177
Methode Electronics, Inc.	87,151	3,152,252
		14,411,159

Energy Equipment and Services — 0.3%
RigNet, Inc.(1)	35,228	1,205,502
Food and Staples Retailing — 1.7%
Natural Grocers by Vitamin Cottage, Inc.(1)	39,268	1,209,455
United Natural Foods, Inc.(1)	65,111	5,031,778
		6,241,233
Food Products — 1.7%
J&J Snack Foods Corp.	32,787	3,217,061
TreeHouse Foods, Inc.(1)	32,403	2,938,952
		6,156,013
Health Care Equipment and Supplies — 5.7%
Abaxis, Inc.	18,027	1,108,300
Cantel Medical Corp.	25,148	1,020,254
Cardiovascular Systems, Inc.(1)	62,397	2,127,114
DexCom, Inc.(1)	42,243	2,525,287
Entellus Medical, Inc.(1)	56,982	1,230,241
HeartWare International, Inc.(1)	11,317	945,309
Insulet Corp.(1)	34,735	1,020,862
Neogen Corp.(1)	25,611	1,180,667
NuVasive, Inc.(1)	74,468	3,449,358
STERIS Corp.	45,963	2,997,707
Teleflex, Inc.	16,271	1,782,651
West Pharmaceutical Services, Inc.	40,408	1,992,518
		21,380,268
Health Care Providers and Services — 4.5%
Acadia Healthcare Co., Inc.(1)	24,786	1,431,391
Adeptus Health, Inc., Class A(1)	39,910	1,255,170
Air Methods Corp.(1)	24,783	1,029,734
ExamWorks Group, Inc.(1)	130,295	4,815,703
Healthways, Inc.(1)	71,019	1,464,412
Molina Healthcare, Inc.(1)	22,280	1,134,275
MWI Veterinary Supply, Inc.(1)	8,354	1,584,503
Team Health Holdings, Inc.(1)	74,097	3,830,815
		16,546,003
Health Care Technology — 1.3%
HMS Holdings Corp.(1)	58,919	1,165,712
MedAssets, Inc.(1)	43,646	807,887
Medidata Solutions, Inc.(1)	45,924	1,974,273
Omnicell, Inc.(1)	29,038	924,280
		4,872,152
Hotels, Restaurants and Leisure — 5.1%
Buffalo Wild Wings, Inc.(1)	14,648	2,612,031
El Pollo Loco Holdings, Inc.(1)	91,589	2,356,585
La Quinta Holdings, Inc.(1)	148,917	3,027,483
Papa John's International, Inc.	104,165	6,610,311
Vail Resorts, Inc.	50,431	4,425,824
		19,032,234
Insurance — 0.3%
Allied World Assurance Co. Holdings Ltd.	31,315	1,210,951
Internet Software and Services — 5.6%
comScore, Inc.(1)	83,057	3,451,849
CoStar Group, Inc.(1)	36,248	6,688,118
Cvent, Inc.(1)	71,066	1,775,229

Envestnet, Inc.(1)	102,305	5,265,638
Q2 Holdings, Inc.(1)	127,077	2,272,137
TechTarget, Inc.(1)	111,818	1,235,589
		20,688,560
IT Services — 2.4%
Heartland Payment Systems, Inc.	53,117	2,643,633
Virtusa Corp.(1)	100,443	3,762,595
WEX, Inc.(1)	27,872	2,565,618
		8,971,846
Leisure Products — 1.7%
Brunswick Corp.	113,556	6,163,820
Life Sciences Tools and Services — 1.0%
Charles River Laboratories International, Inc.(1)	31,180	2,162,333
PAREXEL International Corp.(1)	27,498	1,676,278
		3,838,611
Machinery — 3.5%
John Bean Technologies Corp.	77,138	2,328,796
Middleby Corp.(1)	60,248	5,724,765
Mueller Water Products, Inc., Class A	475,364	4,862,974
		12,916,535
Metals and Mining — 0.8%
Horsehead Holding Corp.(1)	221,558	2,977,740
Multiline Retail — 0.6%
Burlington Stores, Inc.(1)	47,908	2,390,130
Oil, Gas and Consumable Fuels — 1.9%
Carrizo Oil & Gas, Inc.(1)	62,450	2,816,495
Diamondback Energy, Inc.(1)	19,065	1,315,294
Gulfport Energy Corp.(1)	50,842	1,956,909
Magnum Hunter Resources Corp.(1)	542,909	1,053,243
		7,141,941
Paper and Forest Products — 0.3%
KapStone Paper and Packaging Corp.	37,221	1,111,791
Pharmaceuticals — 2.2%
Akorn, Inc.(1)	46,982	2,000,493
BioDelivery Sciences International, Inc.(1)	32,398	424,414
Lannett Co., Inc.(1)	21,563	1,022,733
Medicines Co. (The)(1)	42,463	1,217,414
Nektar Therapeutics(1)	65,578	960,062
Pacira Pharmaceuticals, Inc.(1)	25,208	2,706,079
		8,331,195
Professional Services — 1.5%
Huron Consulting Group, Inc.(1)	42,721	3,213,474
Korn/Ferry International(1)	77,773	2,216,530
		5,430,004
Real Estate Investment Trusts (REITs) — 0.8%
Sun Communities, Inc.	40,935	2,772,528
Road and Rail — 1.6%
Roadrunner Transportation Systems, Inc.(1)	85,038	1,727,972
Saia, Inc.(1)	61,950	2,608,715
Swift Transportation Co.(1)	70,564	1,734,463
		6,071,150
Semiconductors and Semiconductor Equipment — 5.3%
Cavium, Inc.(1)	38,687	2,275,183

Formfactor, Inc.(1)	219,304	1,655,745
M/A-COM Technology Solutions Holdings, Inc.(1)	62,031	2,016,628
Photronics, Inc.(1)	220,371	1,851,116
Qorvo, Inc.(1)	70,172	5,183,606
Spansion, Inc., Class A(1)	96,442	3,419,833
Synaptics, Inc.(1)	41,914	3,219,414
		19,621,525
Software — 6.0%
ePlus, Inc.(1)	25,127	1,694,565
FireEye, Inc.(1)	32,220	1,089,358
Manhattan Associates, Inc.(1)	67,862	3,029,360
Mavenir Systems, Inc.(1)	101,606	1,216,224
Monotype Imaging Holdings, Inc.	94,115	2,761,334
QLIK Technologies, Inc.(1)	102,001	2,896,828
Take-Two Interactive Software, Inc.(1)	65,532	1,947,611
Tyler Technologies, Inc.(1)	15,764	1,672,245
Ultimate Software Group, Inc.(1)	15,580	2,305,996
Verint Systems, Inc.(1)	70,085	3,741,137
		22,354,658
Specialty Retail — 2.9%
Kirkland's, Inc.(1)	137,666	3,203,488
Lithia Motors, Inc., Class A	24,535	2,078,114
Restoration Hardware Holdings, Inc.(1)	63,909	5,593,955
		10,875,557
Technology Hardware, Storage and Peripherals — 1.3%
Nimble Storage, Inc.(1)	107,272	2,406,111
Super Micro Computer, Inc.(1)	69,826	2,553,537
		4,959,648
Textiles, Apparel and Luxury Goods — 1.0%
Skechers U.S.A., Inc., Class A(1)	61,838	3,731,923
Trading Companies and Distributors — 0.8%
Applied Industrial Technologies, Inc.	71,384	2,886,055
H&E Equipment Services, Inc.	12,370	216,970
		3,103,025
Wireless Telecommunication Services — 0.5%
RingCentral, Inc., Class A(1)	148,613	2,006,276
TOTAL COMMON STOCKS (Cost $275,405,616)		365,310,963
TEMPORARY CASH INVESTMENTS — 2.3%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% - 1.50%, 12/31/15 - 1/31/19, valued at $1,354,132), in a joint trading account at 0.04%, dated 1/30/15, due 2/2/15 (Delivery value $1,325,476)		1,325,472
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.375%, 8/15/24, valued at $5,451,650), at 0.00%, dated 1/30/15, due 2/2/15 (Delivery value $5,342,000)		5,342,000
State Street Institutional Liquid Reserves Fund, Premier Class	2,000,765	2,000,765
TOTAL TEMPORARY CASH INVESTMENTS (Cost $8,668,237)		8,668,237
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $284,073,853)		373,979,200
OTHER ASSETS AND LIABILITIES — (0.5)%		(1,724,772)
TOTAL NET ASSETS — 100.0%		$372,254,428

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	365,310,963	—	—
Temporary Cash Investments	2,000,765	6,667,472	—
	367,311,728	6,667,472	—

3. Federal Tax Information

As of January 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$285,260,051
Gross tax appreciation of investments	$98,258,023
Gross tax depreciation of investments	(9,538,874)
Net tax appreciation (depreciation) of investments	$88,719,149

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Ultra® Fund
January 31, 2015

Ultra - Schedule of Investments
JANUARY 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.5%
Aerospace and Defense — 3.5%
Boeing Co. (The)	776,000	112,807,120
United Technologies Corp.	1,491,000	171,136,980
		283,944,100
Auto Components — 0.4%
BorgWarner, Inc.	645,000	34,836,450
Automobiles — 0.7%
Tesla Motors, Inc.(1)	260,000	52,936,000
Banks — 0.9%
JPMorgan Chase & Co.	1,408,000	76,567,040
Beverages — 2.0%
Boston Beer Co., Inc. (The), Class A(1)	126,922	39,919,507
Brown-Forman Corp., Class B	93,000	8,264,910
Constellation Brands, Inc., Class A(1)	1,050,000	115,972,500
		164,156,917
Biotechnology — 9.6%
Alexion Pharmaceuticals, Inc.(1)	500,000	91,620,000
Celgene Corp.(1)	2,132,000	254,049,120
Gilead Sciences, Inc.(1)	2,751,000	288,387,330
Isis Pharmaceuticals, Inc.(1)	410,000	28,089,100
Regeneron Pharmaceuticals, Inc.(1)	286,000	119,164,760
		781,310,310
Capital Markets — 1.8%
Franklin Resources, Inc.	1,375,000	70,853,750
T. Rowe Price Group, Inc.	939,000	73,918,080
		144,771,830
Chemicals — 3.0%
Monsanto Co.	1,350,000	159,273,000
Valspar Corp. (The)	1,007,000	84,014,010
		243,287,010
Communications Equipment — 1.8%
QUALCOMM, Inc.	2,346,000	146,531,160
Consumer Finance — 1.0%
American Express Co.	1,022,000	82,465,180
Electrical Equipment — 3.0%
Acuity Brands, Inc.	679,000	101,775,310
Eaton Corp. plc	431,000	27,191,790
Emerson Electric Co.	2,012,000	114,563,280
		243,530,380
Energy Equipment and Services — 1.6%
Core Laboratories NV	365,000	33,853,750
Schlumberger Ltd.	1,166,000	96,066,740
		129,920,490
Food and Staples Retailing — 2.3%
Costco Wholesale Corp.	1,224,000	175,019,760
Whole Foods Market, Inc.	234,000	12,390,300
		187,410,060

Food Products — 1.8%
Mead Johnson Nutrition Co.	841,000	82,830,090
Nestle SA	809,000	61,966,908
		144,796,998
Health Care Equipment and Supplies — 2.6%
Intuitive Surgical, Inc.(1)	225,506	111,508,207
St. Jude Medical, Inc.	984,000	64,816,080
Varian Medical Systems, Inc.(1)	396,000	36,653,760
		212,978,047
Health Care Providers and Services — 3.9%
Express Scripts Holding Co.(1)	1,401,000	113,074,710
UnitedHealth Group, Inc.	1,946,000	206,762,500
		319,837,210
Health Care Technology — 1.0%
Cerner Corp.(1)	1,287,000	85,392,450
Hotels, Restaurants and Leisure — 4.4%
Chipotle Mexican Grill, Inc.(1)	117,000	83,051,280
Starbucks Corp.	2,522,000	220,750,660
Wynn Resorts Ltd.	374,000	55,333,300
		359,135,240
Insurance — 1.2%
MetLife, Inc.	2,046,000	95,139,000
Internet and Catalog Retail — 2.5%
Amazon.com, Inc.(1)	580,000	205,627,400
Internet Software and Services — 9.3%
Alibaba Group Holding Ltd. ADR(1)	113,000	10,066,040
Baidu, Inc. ADR(1)	308,000	67,119,360
Facebook, Inc., Class A(1)	2,217,000	168,292,470
Google, Inc., Class A(1)	318,484	171,201,074
Google, Inc., Class C(1)	318,000	169,977,360
LinkedIn Corp., Class A(1)	382,000	85,850,680
Tencent Holdings Ltd.	3,675,000	62,038,961
Yelp, Inc.(1)	419,000	21,984,930
		756,530,875
IT Services — 4.6%
MasterCard, Inc., Class A	2,354,802	193,164,408
Teradata Corp.(1)	402,000	17,913,120
Visa, Inc., Class A	631,000	160,848,210
		371,925,738
Machinery — 3.3%
Cummins, Inc.	701,000	97,761,460
Donaldson Co., Inc.	779,000	28,480,240
WABCO Holdings, Inc.(1)	806,000	76,707,020
Wabtec Corp.	772,000	64,423,400
		267,372,120
Media — 4.1%
Time Warner, Inc.	2,092,000	163,029,560
Walt Disney Co. (The)	1,837,000	167,093,520
		330,123,080
Oil, Gas and Consumable Fuels — 1.7%
Concho Resources, Inc.(1)	271,000	30,040,350
EOG Resources, Inc.	711,000	63,300,330

Noble Energy, Inc.	960,000	45,830,400
		139,171,080
Personal Products — 1.5%
Estee Lauder Cos., Inc. (The), Class A	1,736,000	122,544,240
Pharmaceuticals — 1.0%
Pfizer, Inc.	2,562,000	80,062,500
Professional Services — 1.2%
Nielsen NV	2,194,000	95,570,640
Semiconductors and Semiconductor Equipment — 1.2%
ARM Holdings plc	2,707,000	42,240,644
Linear Technology Corp.	1,199,000	53,883,060
		96,123,704
Software — 4.2%
NetSuite, Inc.(1)	445,000	43,801,350
Oracle Corp.	2,649,000	110,966,610
Salesforce.com, Inc.(1)	1,084,000	61,191,800
Splunk, Inc.(1)	410,000	21,176,500
Tableau Software, Inc., Class A(1)	316,000	25,520,160
VMware, Inc., Class A(1)	743,000	57,285,300
Workday, Inc.(1)	326,000	25,903,960
		345,845,680
Specialty Retail — 3.4%
O'Reilly Automotive, Inc.(1)	476,000	89,183,360
Tiffany & Co.	545,000	47,218,800
TJX Cos., Inc. (The)	2,180,000	143,749,200
		280,151,360
Technology Hardware, Storage and Peripherals — 9.9%
Apple, Inc.	6,336,315	742,362,665
EMC Corp.	2,618,000	67,884,740
		810,247,405
Textiles, Apparel and Luxury Goods — 3.7%
Burberry Group plc	1,892,256	49,216,250
NIKE, Inc., Class B	1,915,000	176,658,750
Under Armour, Inc., Class A(1)	1,042,000	75,107,360
		300,982,360
Tobacco — 1.4%
Philip Morris International, Inc.	1,459,000	117,070,160
TOTAL COMMON STOCKS (Cost $3,861,410,233)		8,108,294,214
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% - 1.50%, 12/31/15 - 1/31/19, valued at $8,507,695), in a joint trading account at 0.04%, dated 1/30/15, due 2/2/15 (Delivery value $8,327,659)		8,327,631
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/21, valued at $34,236,300), at 0.00%, dated 1/30/15, due 2/2/15 (Delivery value $33,560,000)		33,560,000
State Street Institutional Liquid Reserves Fund, Premier Class	12,595,562	12,595,562
TOTAL TEMPORARY CASH INVESTMENTS (Cost $54,483,193)		54,483,193
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $3,915,893,426)		8,162,777,407
OTHER ASSETS AND LIABILITIES — (0.2)%		(17,845,654)
TOTAL NET ASSETS — 100.0%		$8,144,931,753

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	52,428,589	CHF	47,035,260	Credit Suisse AG	2/27/15	1,137,007
USD	1,558,070	CHF	1,409,683	Credit Suisse AG	2/27/15	20,822
USD	78,795,097	GBP	52,249,832	Credit Suisse AG	2/27/15	108,888
						1,266,717

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	7,892,831,451	215,462,763	—
Temporary Cash Investments	12,595,562	41,887,631	—
	7,905,427,013	257,350,394	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,266,717	—

3. Federal Tax Information

As of January 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,953,784,017
Gross tax appreciation of investments	$4,239,546,211
Gross tax depreciation of investments	(30,552,821)
Net tax appreciation (depreciation) of investments	$4,208,993,390

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Veedot® Fund
January 31, 2015

Veedot - Schedule of Investments
JANUARY 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%
Aerospace and Defense — 1.0%
General Dynamics Corp.	6,723	895,571
Air Freight and Logistics — 0.7%
United Parcel Service, Inc., Class B	6,339	626,547
Airlines — 0.8%
Allegiant Travel Co.	4,089	741,213
Auto Components — 0.5%
American Axle & Manufacturing Holdings, Inc.(1)	17,582	428,122
Automobiles — 0.9%
Ford Motor Co.	54,433	800,709
Banks — 2.2%
Banco Macro SA ADR	16,569	640,226
Grupo Financiero Galicia SA ADR	27,170	444,501
Wells Fargo & Co.	18,810	976,616
		2,061,343
Beverages — 1.5%
Monster Beverage Corp.(1)	11,853	1,386,208
Building Products — 1.0%
AAON, Inc.	44,251	965,114
Capital Markets — 4.6%
AllianceBernstein Holding LP	38,319	925,787
Blackstone Group LP (The)	32,441	1,211,347
E*Trade Financial Corp.(1)	12,759	294,095
Federated Investors, Inc., Class B	18,977	599,863
Janus Capital Group, Inc.	69,308	1,215,662
		4,246,754
Chemicals — 2.6%
Dow Chemical Co. (The)	21,306	962,179
Ecolab, Inc.	8,390	870,630
Mosaic Co. (The)	12,364	602,003
		2,434,812
Communications Equipment — 1.1%
Cisco Systems, Inc.	38,617	1,018,137
Construction Materials — 0.4%
Headwaters, Inc.(1)	29,255	411,910
Consumer Finance — 0.7%
Credit Acceptance Corp.(1)	4,018	633,398
Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class A(1)	4	863,460
Diversified Telecommunication Services — 1.0%
Verizon Communications, Inc.	19,855	907,572
Electric Utilities — 1.8%
Duke Energy Corp.	8,823	768,836
Exelon Corp.	24,817	894,405
		1,663,241

Electronic Equipment, Instruments and Components — 2.1%
Corning, Inc.	52,482	1,247,497
IPG Photonics Corp.(1)	8,928	666,386
		1,913,883
Energy Equipment and Services — 0.7%
National Oilwell Varco, Inc.	11,371	618,924
Food and Staples Retailing — 2.5%
Kroger Co. (The)	20,219	1,396,122
Wal-Mart Stores, Inc.	10,907	926,877
		2,322,999
Food Products — 2.6%
General Mills, Inc.	14,132	741,647
Hain Celestial Group, Inc. (The)(1)	14,634	772,236
Kellogg Co.	13,006	852,934
		2,366,817
Health Care Equipment and Supplies — 1.0%
Becton Dickinson and Co.	6,961	961,175
Health Care Providers and Services — 3.2%
Aetna, Inc.	13,070	1,200,088
Anthem, Inc.	7,803	1,053,093
Express Scripts Holding Co.(1)	8,861	715,171
		2,968,352
Hotels, Restaurants and Leisure — 1.4%
Hyatt Hotels Corp., Class A(1)	12,791	719,622
McDonald's Corp.	5,865	542,160
		1,261,782
Household Products — 1.4%
Colgate-Palmolive Co.	11,188	755,414
Kimberly-Clark Corp.	5,398	582,768
		1,338,182
Industrial Conglomerates — 2.2%
3M Co.	5,685	922,676
Roper Industries, Inc.	7,024	1,084,084
		2,006,760
Insurance — 3.7%
ACE Ltd.	4,076	440,045
Aflac, Inc.	16,221	925,895
Hanover Insurance Group, Inc. (The)	14,510	1,001,190
HCI Group, Inc.	23,520	1,086,859
		3,453,989
Internet and Catalog Retail — 1.3%
Orbitz Worldwide, Inc.(1)	125,536	1,158,697
Internet Software and Services — 1.8%
Equinix, Inc.	4,599	997,339
Facebook, Inc., Class A(1)	9,308	706,570
		1,703,909
IT Services — 4.2%
Euronet Worldwide, Inc.(1)	18,633	845,752
Fiserv, Inc.(1)	8,279	600,476
International Business Machines Corp.	5,659	867,581
Luxoft Holding, Inc.(1)	11,271	439,794
MAXIMUS, Inc.	20,808	1,159,422
		3,913,025

Leisure Products — 1.0%
Polaris Industries, Inc.	6,534	944,751
Life Sciences Tools and Services — 4.5%
Affymetrix, Inc.(1)	102,752	1,134,382
Bio-Techne Corp.	10,337	961,548
Charles River Laboratories International, Inc.(1)	16,162	1,120,834
PerkinElmer, Inc.	21,618	988,159
		4,204,923
Machinery — 0.8%
Caterpillar, Inc.	9,177	733,885
Media — 4.2%
Comcast Corp., Class A	17,222	915,263
Entravision Communications Corp., Class A	160,069	987,626
Gray Television, Inc.(1)	91,800	868,428
Time Warner Cable, Inc.	7,921	1,078,286
		3,849,603
Metals and Mining — 0.2%
Freeport-McMoRan, Inc.	13,767	231,423
Multi-Utilities — 0.9%
Dominion Resources, Inc.	10,809	831,104
Multiline Retail — 0.8%
Macy's, Inc.	11,167	713,348
Oil, Gas and Consumable Fuels — 6.1%
Anadarko Petroleum Corp.	11,960	977,730
Chevron Corp.	8,902	912,722
Exxon Mobil Corp.	17,792	1,555,377
Kinder Morgan, Inc.	19,083	783,357
Marathon Oil Corp.	26,514	705,272
Occidental Petroleum Corp.	9,356	748,480
		5,682,938
Paper and Forest Products — 0.7%
International Paper Co.	11,871	625,127
Pharmaceuticals — 5.6%
Eli Lilly & Co.	17,353	1,249,416
Endo International plc(1)	12,426	989,234
Hospira, Inc.(1)	20,030	1,270,503
Merck & Co., Inc.	13,659	823,365
Sanofi ADR	18,236	840,497
		5,173,015
Professional Services — 1.9%
Korn/Ferry International(1)	33,729	961,276
RPX Corp.(1)	66,717	823,955
		1,785,231
Real Estate Investment Trusts (REITs) — 3.3%
Chambers Street Properties	117,097	989,470
Columbia Property Trust, Inc.	20,113	492,165
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	29,827	408,630
Simon Property Group, Inc.	5,691	1,130,574
		3,020,839
Road and Rail — 1.1%
Ryder System, Inc.	3,189	264,017
Union Pacific Corp.	6,595	773,000
		1,037,017

Semiconductors and Semiconductor Equipment — 3.1%
Advanced Energy Industries, Inc.(1)	20,991	503,784
Intel Corp.	37,131	1,226,808
Qorvo, Inc.(1)	9,233	682,042
Tessera Technologies, Inc.	12,509	463,834
		2,876,468
Software — 3.9%
Electronic Arts, Inc.(1)	19,087	1,047,113
Microsoft Corp.	34,648	1,399,779
Oracle Corp.	24,202	1,013,822
Verint Systems, Inc.(1)	3,581	191,154
		3,651,868
Specialty Retail — 2.5%
Murphy USA, Inc.(1)	7,913	552,407
Penske Automotive Group, Inc.	10,998	531,753
Select Comfort Corp.(1)	31,096	927,905
Ulta Salon Cosmetics & Fragrance, Inc.(1)	2,227	293,830
		2,305,895
Technology Hardware, Storage and Peripherals — 2.8%
SanDisk Corp.	7,040	534,406
Seagate Technology plc	14,985	845,753
Western Digital Corp.	12,903	1,254,559
		2,634,718
Thrifts and Mortgage Finance — 2.7%
Berkshire Hills Bancorp, Inc.	36,769	915,548
Capitol Federal Financial, Inc.	74,325	926,089
TFS Financial Corp.	44,835	628,587
		2,470,224
Tobacco — 0.8%
Philip Morris International, Inc.	9,263	743,263
Trading Companies and Distributors — 1.8%
Aircastle Ltd.	36,531	732,812
TAL International Group, Inc.	22,218	903,162
		1,635,974
Wireless Telecommunication Services — 0.5%
America Movil SAB de CV, Series L ADR	20,157	431,158
TOTAL COMMON STOCKS (Cost $81,445,117)		91,655,377
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% - 1.50%, 12/31/15 - 1/31/19, valued at $155,685), in a joint trading account at 0.04%, dated 1/30/15, due 2/2/15 (Delivery value $152,391)		152,390
State Street Institutional Liquid Reserves Fund, Premier Class	844,615	844,615
TOTAL TEMPORARY CASH INVESTMENTS (Cost $997,005)		997,005
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $82,442,122)		92,652,382
OTHER ASSETS AND LIABILITIES — (0.1)%		(64,682)
TOTAL NET ASSETS — 100.0%		$92,587,700

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	17,079	USD	19,330	UBS AG	2/27/15	(26)
USD	773,492	EUR	686,425	UBS AG	2/27/15	(2,332)
						(2,358)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	91,655,377	—	—
Temporary Cash Investments	844,615	152,390	—
	92,499,992	152,390	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(2,358)	—

3. Federal Tax Information

As of January 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$82,450,370
Gross tax appreciation of investments	$12,669,296
Gross tax depreciation of investments	(2,467,284)
Net tax appreciation (depreciation) of investments	$10,202,012

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Mutual Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	March 30, 2015

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	March 30, 2015